UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
March 31, 2023
MFS®  International New Discovery Fund
MIO-SEM

MFS® International New Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
NS Solutions Corp.	1.5%
OBIC Co. Ltd.	1.5%
Symrise AG	1.3%
Verallia	1.2%
T. Hasegawa Co. Ltd.	1.1%
Breedon Group PLC	1.0%
Croda International PLC	0.9%
GEA Group AG	0.9%
Gerresheimer AG	0.9%
Daiseki Co. Ltd.	0.9%
GICS equity sectors (g)
Industrials	18.5%
Information Technology	13.8%
Materials	13.7%
Consumer Discretionary	11.2%
Consumer Staples	9.7%
Financials	9.3%
Health Care	7.8%
Communication Services	6.0%
Real Estate	3.9%
Utilities	1.8%
Energy	1.7%
Issuer country weightings (x)
Japan	31.4%
United Kingdom	12.3%
Germany	5.5%
Australia	5.3%
France	4.5%
Hong Kong	3.1%
Switzerland	2.9%
Taiwan	2.8%
India	2.8%
Other Countries	29.4%
Currency exposure weightings (y)
Japanese Yen	31.4%
Euro	18.0%
British Pound Sterling	12.8%
Australian Dollar	5.3%
Hong Kong Dollar	5.0%
United States Dollar	3.7%
Swiss Franc	2.9%
Taiwan Dollar	2.8%
South Korean Won	2.5%
Other Currencies	15.6%

1

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2022 through March 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	1.30%	$1,000.00	$1,211.42	$7.17
	Hypothetical (h)	1.30%	$1,000.00	$1,018.45	$6.54
B	Actual	2.05%	$1,000.00	$1,207.03	$11.28
	Hypothetical (h)	2.05%	$1,000.00	$1,014.71	$10.30
C	Actual	2.05%	$1,000.00	$1,206.95	$11.28
	Hypothetical (h)	2.05%	$1,000.00	$1,014.71	$10.30
I	Actual	1.05%	$1,000.00	$1,213.59	$5.79
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
R1	Actual	2.05%	$1,000.00	$1,206.85	$11.28
	Hypothetical (h)	2.05%	$1,000.00	$1,014.71	$10.30
R2	Actual	1.55%	$1,000.00	$1,210.19	$8.54
	Hypothetical (h)	1.55%	$1,000.00	$1,017.20	$7.80
R3	Actual	1.30%	$1,000.00	$1,211.63	$7.17
	Hypothetical (h)	1.30%	$1,000.00	$1,018.45	$6.54
R4	Actual	1.05%	$1,000.00	$1,213.34	$5.79
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
R6	Actual	0.91%	$1,000.00	$1,214.13	$5.02
	Hypothetical (h)	0.91%	$1,000.00	$1,020.39	$4.58
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 0.9%
Babcock International Group PLC (a)	1,393,969	$5,149,716
LISI Group	516,538	13,668,525
MTU Aero Engines Holding AG	38,986	9,749,841
Singapore Technologies Engineering Ltd.	11,019,700	30,405,761
		$58,973,843
Airlines – 0.7%
Enav S.p.A.	4,662,291	$19,543,749
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	36,092	11,061,115
Mainfreight Ltd.	262,213	11,500,626
		$42,105,490
Alcoholic Beverages – 0.9%
Carlsberg Group	132,479	$20,500,510
China Resources Beer Holdings Co. Ltd.	4,316,000	34,752,363
		$55,252,873
Apparel Manufacturers – 0.7%
Burberry Group PLC	574,654	$18,387,634
Coats Group PLC	5,250,030	4,773,134
Eclat Textile Co. Ltd.	763,000	12,470,161
Pacific Textiles Holdings Ltd.	22,576,000	7,276,179
		$42,907,108
Automotive – 1.8%
Cie Plastic Omnium S.A.	319,197	$5,808,718
Daikyonishikawa Corp.	332,421	1,622,434
Hero MotoCorp Ltd.	591,167	16,907,990
Koito Manufacturing Co. Ltd.	1,291,600	24,463,940
Mahindra & Mahindra Ltd.	922,321	13,030,120
NGK Spark Plug Co. Ltd (l)	658,000	13,608,089
Stanley Electric Co. Ltd.	703,531	15,632,873
TS Tech Co. Ltd.	997,300	12,667,494
USS Co. Ltd.	472,300	8,186,548
		$111,928,206
Biotechnology – 0.6%
Abcam PLC, ADR (a)	495,341	$6,667,290
Virbac S.A.	88,791	28,573,293
		$35,240,583
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 0.4%
4imprint Group PLC	89,382	$5,320,124
Nippon Television Holdings, Inc.	767,100	6,613,731
TBS Holdings, Inc.	891,400	12,828,876
		$24,762,731
Brokerage & Asset Managers – 2.3%
Bolsa Mexicana de Valores S.A. de C.V.	7,252,800	$15,539,989
Euronext N.V.	228,582	17,496,583
Hargreaves Lansdown PLC	432,848	4,283,743
IPH Ltd. (l)	6,574,487	32,613,775
JAFCO Group Co. Ltd. (l)	197,100	2,819,604
Japan Exchange Group, Inc.	145,300	2,216,931
Moscow Exchange MICEX-RTS PJSC (a)(u)	7,428,305	0
Omni Bridgeway Ltd. (a)	6,499,756	11,557,067
Partners Group Holding AG	3,296	3,107,587
Pinnacle Investment Management Group Ltd. (l)	1,139,173	6,037,790
Rathbones Group PLC	804,689	19,043,637
Schroders PLC	2,420,352	13,792,171
TMX Group Ltd.	191,146	19,305,534
		$147,814,411
Business Services – 6.8%
AEON Delight Co. Ltd.	295,700	$6,783,580
Amadeus Fire AG	135,656	20,390,684
Bunzl PLC	774,450	29,263,667
Central Automotive Products Ltd.	47,300	940,390
Compass Group PLC	1,325,120	33,318,741
Comture Corp.	667,200	10,479,612
Doshisha Co. Ltd.	141,800	2,075,397
Eurofins Scientific SE	33,073	2,219,074
Fuji Soft, Inc.	105,300	6,108,372
Fullcast Holdings Co., Ltd.	747,500	13,661,127
Gruppo Mutuionline S.p.A.	143,416	4,059,454
Imdex Ltd.	9,282,151	13,960,471
Intertek Group PLC	546,374	27,384,895
Iwatani Corp.	493,800	21,626,052
Johnson Service Group PLC	2,118,752	3,199,160
Karnov Group AB (a)	1,201,680	6,290,936
NS Solutions Corp.	3,613,300	96,645,668
Pasona Group, Inc.	612,500	8,692,124
RS Group PLC	4,251,051	48,073,446
San-Ai Obbli Co. Ltd.	3,112,500	32,312,091
SCSK Corp.	848,700	12,402,034
Sohgo Security Services Co. Ltd.	569,000	15,277,612
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Thoughtworks Holding, Inc. (a)	105,309	$775,074
TIS, Inc.	546,200	14,437,533
		$430,377,194
Chemicals – 1.0%
Borregaard ASA	112,533	$1,888,302
IMCD Group N.V.	194,841	31,888,462
JCU Corp.	817,100	21,355,469
KH Neochem Co. Ltd.	409,600	7,438,572
		$62,570,805
Computer Software – 3.6%
ARGO GRAPHICS, Inc.	688,500	$19,177,005
Douzone Bizon Co. Ltd.	447,057	12,111,262
EMIS Group PLC	489,193	9,052,027
OBIC Business Consultants Co. Ltd.	91,900	3,473,214
OBIC Co. Ltd.	601,500	95,102,843
Oracle Corp. Japan	255,700	18,454,962
PCA Corp. (h)	1,398,900	13,670,113
Sage Group PLC	679,854	6,514,151
SimCorp A/S	68,114	5,159,147
Temairazu, Inc.	261,400	9,354,418
Totvs S.A.	1,646,400	9,147,298
Wisetech Global Ltd.	605,647	26,608,904
		$227,825,344
Computer Software - Systems – 2.8%
Alten S.A.	139,757	$22,344,088
Amadeus IT Group S.A. (a)	600,104	40,180,964
Cancom SE	387,989	13,254,383
DTS Corp.	783,500	19,094,027
Elecom Co. Ltd.	850,200	8,084,697
Kardex Holding AG	89,831	19,439,902
Pole To Win Holdings, Inc.	1,706,900	11,534,393
Temenos AG	86,543	6,024,025
Toshiba Tec Corp.	209,700	6,204,163
Venture Corp. Ltd.	2,272,600	30,271,795
		$176,432,437
Conglomerates – 0.3%
Ansell Ltd.	1,061,273	$18,868,566
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.6%
Bellway PLC	561,286	$15,311,227
Breedon Group PLC	67,967,739	64,141,428
Fletcher Building Ltd.	2,251,153	6,140,086
Forterra PLC (h)	14,582,719	35,726,635
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,158,231	9,181,648
James Hardie Industries PLC	136,865	2,937,871
Kingspan Group PLC	53,463	3,569,311
Marshalls PLC	1,037,459	4,008,363
PT Indocement Tunggal Prakarsa Tbk	24,754,200	17,375,568
Reliance Worldwide Corp.	4,834,770	11,980,672
Rinnai Corp.	269,700	6,594,762
Techtronic Industries Co. Ltd.	2,534,500	27,670,546
Toto Ltd.	145,700	4,881,385
Zhejiang Supor Co. Ltd.	2,302,302	18,169,039
		$227,688,541
Consumer Products – 2.0%
Amorepacific Corp.	208,183	$21,876,126
Dabur India Ltd.	2,506,366	16,618,122
Essity AB (l)	864,312	24,716,474
Kobayashi Pharmaceutical Co. Ltd.	273,600	16,713,914
Lion Corp.	1,082,500	11,691,426
Mitsubishi Pencil Co. Ltd.	231,500	2,847,301
PZ Cussons PLC	364,404	832,527
Uni-Charm Corp.	758,500	31,178,382
		$126,474,272
Consumer Services – 1.6%
Afya Ltd. (a)	559,664	$6,245,850
Asante, Inc.	170,200	2,119,052
Carsales.com Ltd.	623,600	9,285,322
Heian Ceremony Service Co.	363,967	2,016,012
Localiza Rent a Car S.A.	657,657	6,928,920
Meitec Corp.	1,115,700	19,955,285
Park24 Co. Ltd. (a)	358,200	5,272,184
Seek Ltd.	762,170	12,316,516
Trip.com Group Ltd. (a)	480,831	18,151,119
Webjet Ltd. (a)	3,724,616	17,548,721
		$99,838,981
Containers – 2.5%
Huhtamaki Oyj	410,869	$15,266,124
Mayr-Melnhof Karton AG	133,652	22,224,178
Toyo Seikan Group Holdings, Ltd. (l)	1,427,000	19,700,324
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Verallia	1,784,413	$76,053,199
Viscofan S.A.	372,627	26,699,368
		$159,943,193
Electrical Equipment – 2.7%
Advantech Co. Ltd.	2,721,191	$33,387,311
Bharat Heavy Electricals Ltd.	14,453,222	12,351,270
Halma PLC	552,548	15,254,018
Legrand S.A.	563,871	51,576,913
LS Electric Co. Ltd.	622,072	27,127,025
Sagami Rubber Industries Co. Ltd.	264,700	1,647,125
TAKUMA Co. Ltd.	969,000	9,736,174
Voltronic Power Technology Corp.	350,659	19,924,134
		$171,003,970
Electronics – 3.4%
Amano Corp.	246,720	$4,657,924
ASM International N.V.	64,709	26,277,831
ASM Pacific Technology Ltd.	3,681,000	36,435,330
Cembre S.p.A.	542,000	17,927,870
Chroma Ate, Inc.	5,253,000	30,623,450
Fukui Computer Holdings, Inc. (l)	205,100	4,250,715
INTER ACTION Corp.	467,700	5,403,405
Melexis N.V.	178,211	20,663,419
Silergy Corp.	183,000	2,938,150
Tripod Technology Corp.	8,370,000	30,922,481
WIN Semiconductors Corp.	2,853,000	17,295,749
Zuken, Inc.	559,300	14,570,506
		$211,966,830
Energy - Integrated – 0.4%
Capricorn Energy PLC (a)	545,875	$1,571,695
Galp Energia SGPS S.A., “B”	2,267,659	25,724,029
		$27,295,724
Engineering - Construction – 1.0%
Comsys Holdings Corp. (l)	384,800	$7,099,680
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	4,200,348	13,200,095
Doosan Bobcat, Inc.	830,627	28,044,525
JGC Holdings Corp.	257,000	3,189,517
Prologis Peroperty Mexico S.A. de C.V., REIT	2,330,235	8,432,554
		$59,966,371
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 1.3%
CTS Eventim AG	726,005	$45,233,397
Toei Co. Ltd.	79,400	10,291,420
Toho Co. Ltd.	605,800	23,197,506
		$78,722,323
Food & Beverages – 6.4%
ARIAKE JAPAN Co. Ltd.	499,800	$18,413,084
AVI Ltd.	4,871,301	19,206,140
Bakkafrost P/f	525,592	34,061,221
Britvic PLC	978,218	10,778,390
Cranswick PLC	995,669	36,896,849
Ezaki Glico Co. Ltd.	454,000	11,423,064
Greencore Group PLC (a)	1,183,806	1,186,529
Gruma S.A.B. de C.V.	891,493	13,151,748
Kato Sangyo Co. Ltd.	711,700	18,893,176
Kerry Group PLC	206,732	20,590,606
Kikkoman Corp.	121,900	6,218,377
Morinaga & Co. Ltd.	878,000	24,877,285
Orion Corp.	310,476	32,577,502
S Foods, Inc. (l)	841,000	18,098,128
Shenguan Holdings Group Ltd.	13,203,505	639,159
T. Hasegawa Co. Ltd. (h)	3,128,400	70,408,485
Takasago International Corp.	161,300	3,191,914
Tate & Lyle PLC	376,983	3,648,753
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	22,616,087
Universal Robina Corp.	13,463,790	35,662,389
		$402,538,886
Food & Drug Stores – 1.4%
DFI Retail Group Holdings Ltd.	6,359,109	$19,306,039
JM Holdings Co. Ltd.	253,700	3,714,383
Patlac Corp.	463,300	17,615,197
SAN-A Co. Ltd.	87,700	2,700,928
Sendas Distribuidora S.A.	1,753,600	5,376,583
Spencer's Retail Ltd. (a)	723,473	456,008
Sugi Holdings Co. Ltd.	234,200	10,073,227
Sundrug Co. Ltd.	1,075,300	29,497,518
		$88,739,883
Forest & Paper Products – 0.1%
Suzano S.A.	1,122,200	$9,210,611
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Furniture & Appliances – 1.1%
Codan Ltd. (l)	1,797,141	$6,579,092
Howden Joinery Group PLC	1,757,505	15,191,384
Paramount Bed Holdings Co. Ltd.	1,356,400	24,202,674
SEB S.A.	162,083	18,501,388
Zojirushi Corp.	177,300	2,144,217
		$66,618,755
Gaming & Lodging – 0.9%
Flutter Entertainment PLC (a)	146,793	$26,691,579
Shangri-La Asia Ltd. (a)	29,944,000	28,204,052
		$54,895,631
General Merchandise – 0.9%
Dollarama, Inc.	841,907	$50,315,078
Seria Co. Ltd. (l)	183,200	3,630,002
		$53,945,080
Insurance – 2.1%
Admiral Group PLC	212,870	$5,351,715
AUB Group Ltd.	2,533,032	43,290,549
Hiscox Ltd.	1,978,378	27,116,924
Samsung Fire & Marine Insurance Co. Ltd.	96,292	15,270,874
Steadfast Group Ltd.	7,747,030	30,377,607
Unipol Gruppo S.p.A.	1,962,447	10,090,146
		$131,497,815
Internet – 2.0%
Auto Trader Group PLC	792,394	$6,039,427
Demae-Can Co. Ltd. (a)(l)	607,900	2,016,045
Digital Garage, Inc.	353,700	11,663,919
Kakaku.com, Inc. (l)	556,300	7,642,304
MakeMyTrip Ltd. (a)	1,069,505	26,170,787
Moneysupermarket.com Group PLC	5,197,062	15,963,629
Proto Corp.	1,137,400	10,157,494
Rakuten Group, Inc.	119,300	556,352
Rightmove PLC	2,336,828	16,293,737
Scout24 AG	468,540	27,794,800
		$124,298,494
Leisure & Toys – 1.1%
DeNA Co. Ltd.	339,900	$4,645,329
GungHo Online Entertainment, Inc.	326,600	5,978,351
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	2,756,019
Konami Group Corp.	80,900	3,713,886
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
NCSoft Corp.	66,779	$19,205,075
Thule Group AB	296,227	7,301,152
VTech Holdings Ltd.	3,825,465	22,879,983
		$66,479,795
Machinery & Tools – 6.0%
Aalberts Industries N.V.	211,752	$9,989,178
AirTAC International Group	306,000	12,010,939
Azbil Corp.	820,800	22,455,956
Carel Industries S.p.A.	125,407	3,433,159
DAIFUKU Co. Ltd.	254,100	4,711,970
Fuji Seal International, Inc.	1,662,300	18,976,606
Fujitec Co. Ltd. (l)	1,443,300	35,873,559
Fukushima Galilei Co. Ltd.	610,000	22,040,463
GEA Group AG	1,208,466	54,978,889
Haitian International Holdings Ltd.	9,977,000	25,913,550
METAWATER Co. Ltd.	1,086,000	14,187,365
MISUMI Group, Inc.	225,900	5,683,336
MonotaRO Co. Ltd.	663,700	8,343,811
Nabtesco Corp.	815,900	20,047,338
Nissei ASB Machine Co. Ltd.	151,400	4,486,519
Obara Group, Inc. (l)	128,500	3,841,719
OMRON Corp.	163,021	9,538,518
Rational AG	2,758	1,845,478
Rotork PLC	2,206,516	8,601,140
Seven Group Holdings Ltd.	980,316	15,162,545
Shima Seiki Manufacturing Ltd.	191,900	2,737,768
SIG Combibloc Group AG	1,599,421	41,115,232
Spirax-Sarco Engineering PLC	110,367	16,196,746
Valmet Oyj (l)	202,527	6,574,470
VAT Group AG	30,209	10,913,433
		$379,659,687
Major Banks – 0.4%
Resona Holdings, Inc.	4,847,900	$23,434,859
Medical & Health Technology & Services – 1.3%
ARATA Corp.	148,400	$4,550,313
Arvida Group Ltd.	4,691,293	2,728,123
AS ONE Corp.	358,400	15,249,987
BML, Inc.	587,500	13,702,191
Burning Rock Biotech Ltd., ADR (a)(l)	285,384	801,929
DKSH Holding Ltd.	45,850	3,690,751
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,147,400	14,746,292
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
ICON PLC (a)	31,601	$6,749,658
Medipal Holdings Corp.	724,100	9,862,925
Ryman Healthcare Ltd.	2,130,319	6,993,465
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	4,280,935
		$83,356,569
Medical Equipment – 3.9%
ConvaTec Group PLC	3,915,066	$11,050,087
Demant A.S. (a)	271,692	9,534,556
Eiken Chemical Co. Ltd.	753,900	8,906,332
Fukuda Denshi Co. Ltd.	625,400	20,130,268
Gerresheimer AG	548,567	54,227,041
Hogy Medical Co. Ltd.	79,600	1,909,533
JEOL Ltd. (l)	239,800	7,737,003
Nakanishi, Inc.	1,954,100	38,777,305
Nihon Kohden Corp.	521,600	14,135,447
Shimadzu Corp.	624,700	19,596,151
Smith & Nephew PLC	1,794,613	24,969,159
Sonova Holding AG	104,118	30,702,673
Straumann Holding AG	11,710	1,756,129
		$243,431,684
Metals & Mining – 1.1%
Deterra Royalties Ltd.	3,908,506	$12,587,001
Iluka Resources Ltd.	2,666,873	19,059,362
MOIL Ltd.	6,090,545	10,559,614
PT United Tractors Tbk	14,165,800	27,491,732
		$69,697,709
Natural Gas - Distribution – 1.3%
China Resources Gas Group Ltd.	6,976,000	$25,727,105
DCC PLC	386,609	22,564,062
Italgas S.p.A.	5,939,723	36,282,755
		$84,573,922
Network & Telecom – 0.1%
NOHMI BOSAI Ltd.	678,100	$8,668,449
Other Banks & Diversified Financials – 5.2%
AEON Financial Service Co. Ltd.	2,490,600	$23,251,758
AEON Thana Sinsap Public Co. Ltd.	2,563,700	13,795,023
Allfunds Group PLC	645,334	4,280,645
Banco Santander Chile S.A.	157,118,269	6,967,529
Bank of Kyoto Ltd.	575,700	27,231,607
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Chiba Bank Ltd.	3,910,951	$25,255,000
Credicorp Ltd.	70,398	9,319,991
E.Sun Financial Holding Co. Ltd.	20,629,379	17,172,344
FinecoBank S.p.A.	914,366	14,061,104
Hachijuni Bank Ltd.	3,710,800	16,129,723
Iress Ltd.	1,560,926	10,415,839
Julius Baer Group Ltd.	364,948	24,987,763
Jyske Bank A.S. (a)	285,747	20,045,477
Komercni Banka A.S.	462,760	15,343,430
Metropolitan Bank & Trust Co.	27,226,417	29,297,257
Shizuoka Financial Group, Inc.	4,668,200	33,557,356
Shriram Transport Finance Ltd.	1,710,637	26,267,543
Zenkoku Hosho Co. Ltd.	180,300	6,799,978
		$324,179,367
Pharmaceuticals – 1.6%
Daito Pharmaceutical Co. Ltd.	632,900	$11,775,660
Genomma Lab Internacional S.A., “B”	12,050,702	9,690,048
Hypera S.A.	733,005	5,452,217
Ipca Laboratories Ltd.	1,514,795	14,936,442
Kalbe Farma Tbk PT	224,705,600	31,470,323
Santen Pharmaceutical Co. Ltd.	2,042,300	17,426,694
Suzuken Co. Ltd./Aichi Japan	339,200	8,566,913
		$99,318,297
Pollution Control – 1.0%
ALS Ltd.	1,231,065	$10,207,097
Daiseki Co. Ltd.	1,700,940	53,935,084
		$64,142,181
Precious Metals & Minerals – 0.5%
Agnico Eagle Mines Ltd.	653,517	$33,316,553
Printing & Publishing – 0.5%
China Literature Ltd. (a)	2,235,200	$11,421,074
Wolters Kluwer N.V.	177,849	22,441,267
		$33,862,341
Railroad & Shipping – 0.4%
Sankyu, Inc.	610,100	$22,643,778
Real Estate – 3.2%
Aldar Properties PJSC	9,684,574	$12,262,292
Big Yellow Group PLC, REIT	902,264	13,050,324
CapitaLand India Trusts IEU, REIT	12,556,800	10,308,342
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
CapitaLand Investment Ltd.	5,080,900	$14,123,588
CDL Hospitality Trusts, REIT	460,877	413,685
Cedar Woods Properties Ltd.	1,914,153	5,659,450
City Developments Ltd.	2,898,600	16,100,717
Embassy Office Parks REIT	3,371,200	12,805,494
ESR Group Ltd.	3,103,200	5,545,226
LEG Immobilien SE	507,460	27,781,182
Mapletree Pan Asia Commercial Trust, REIT	10,507,100	14,271,260
Midland Holdings Ltd. (a)(h)	43,113,000	4,690,782
Shaftesbury Capital PLC, REIT	4,450,039	6,296,535
Swire Properties Ltd.	8,252,600	21,316,575
TAG Immobilien AG	766,358	5,298,360
Unite Group PLC, REIT	2,864,472	33,991,269
		$203,915,081
Restaurants – 1.9%
Cafe de Coral Holdings Ltd.	16,092,000	$21,424,161
Domino's Pizza Enterprises Ltd.	268,595	9,028,218
Greggs PLC	1,105,910	37,957,769
Sodexo	512,499	50,055,813
		$118,465,961
Specialty Chemicals – 5.0%
Air Water, Inc.	783,300	$9,832,697
Croda International PLC	691,556	55,548,417
Essentra PLC	11,764,800	28,068,253
Japan Pure Chemical Co. Ltd.	41,700	826,619
Kansai Paint Co. Ltd.	1,037,000	14,029,206
Kureha Corp.	137,000	8,764,302
Nihon Parkerizing Co. Ltd.	1,049,600	7,887,399
Nitto Denko Corp. (l)	144,400	9,331,812
NOF Corp.	320,000	14,929,602
Sika AG	137,623	38,628,868
SK KAKEN Co. Ltd.	118,100	39,225,833
Symrise AG	772,203	83,912,906
Taisei Lamick Co. Ltd.	219,800	4,769,406
		$315,755,320
Specialty Stores – 2.1%
ABC-Mart, Inc.	97,500	$5,375,259
Just Eat Takeaway.com (a)	1,208,551	23,101,810
Just Eat Takeaway.com (a)	75,723	1,452,336
Kitanotatsujin Corp.	1,132,600	2,869,423
Lojas Renner S.A.	1,769,199	5,783,943
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Multiplan Empreendimentos Imobiliarios S.A.	4,108,065	$19,971,140
Nick Scali Ltd. (l)	1,081,696	6,783,459
Nishimatsuya Chain Co. Ltd. (l)	1,316,100	16,226,236
Ryohin Keikaku Co. Ltd.	1,186,100	13,468,305
Shimamura Co. Ltd.	52,800	5,368,481
ZOZO, Inc.	1,281,600	29,308,844
		$129,709,236
Telecommunications - Wireless – 1.3%
Cellnex Telecom S.A.	1,311,061	$51,034,090
Etihad Etisalat Co.	1,358,826	14,972,849
Infrastrutture Wireless Italiane S.p.A.	1,249,006	16,463,242
		$82,470,181
Telephone Services – 0.6%
Helios Towers PLC (a)	3,888,393	$5,007,778
Hellenic Telecommunications Organization S.A.	1,031,343	15,088,450
NOS, SGPS S.A.	2,166,413	9,905,386
Operadora de Sites Mexicanos, S.A. de C.V., REIT, “A-1” (l)	7,065,700	6,987,279
		$36,988,893
Trucking – 1.7%
Freightways Group Ltd.	2,126,298	$12,564,476
Hamakyorex Co. Ltd.	114,900	2,802,326
Seino Holdings Co. Ltd.	3,715,600	40,976,006
Senko Group Holdings Co. Ltd.	657,300	4,690,779
SG Holdings Co. Ltd.	1,043,800	15,466,287
Trancom Co. Ltd.	95,100	5,316,098
Yamato Holdings Co. Ltd.	1,283,100	22,009,682
		$103,825,654
Utilities - Electric Power – 0.6%
CESC Ltd.	30,954,810	$25,155,787
Equatorial Energia S.A.	1,408,500	7,492,066
Transmissora Alianca de Energia Eletrica S.A., IEU	888,479	6,105,559
		$38,753,412
Utilities - Water – 0.2%
Aguas Andinas S.A., “A”	36,715,629	$10,406,511
Total Common Stocks (Identified Cost, $5,326,218,720)		$6,106,760,391
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A. (Identified Cost, $10,492,018)	2,793,525	$13,938,827

	Strike Price	First Exercise
Rights – 0.0%
Consumer Services – 0.0%
Localiza Rent a Car S.A. (1 share for 1 right, Expiration 5/30/2023) (a) (Identified Cost, $0)	BRL 41.15	5/30/23	2,942	$7,621

Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $125,118,658)	125,123,196	$125,148,221
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.71% (j) (Identified Cost, $7,064,365)	7,064,365	$7,064,365

Other Assets, Less Liabilities – 0.5%		32,746,276
Net Assets – 100.0%		$6,285,665,701

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $249,644,236 and $6,003,275,189, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
See Notes to Financial Statements
17

Financial Statements
Statement of Assets and Liabilities
At 3/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $47,308,871 of securities on loan (identified cost, $5,208,600,956)	$6,003,275,189
Investments in affiliated issuers, at value (identified cost, $260,292,805)	249,644,236
Cash	431,777
Foreign currency, at value (identified cost, $802,898)	802,897
Receivables for
Investments sold	5,186,524
Fund shares sold	7,121,932
Interest and dividends	38,867,808
Other assets	20,933
Total assets	$6,305,351,296
Liabilities
Payables for
Investments purchased	$1,604,444
Fund shares reacquired	7,544,052
Collateral for securities loaned, at value (c)	7,064,365
Payable to affiliates
Investment adviser	293,890
Administrative services fee	3,537
Shareholder servicing costs	651,782
Distribution and service fees	11,343
Payable for independent Trustees' compensation	15,469
Deferred country tax expense payable	1,656,665
Accrued expenses and other liabilities	840,048
Total liabilities	$19,685,595
Net assets	$6,285,665,701
Net assets consist of
Paid-in capital	$5,443,625,464
Total distributable earnings (loss)	842,040,237
Net assets	$6,285,665,701
Shares of beneficial interest outstanding	204,566,132

(c)	Non-cash collateral is not included.
18

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$608,679,338	20,422,490	$29.80
Class B	1,903,230	66,793	28.49
Class C	13,583,588	487,553	27.86
Class I	738,686,938	23,915,984	30.89
Class R1	1,290,485	48,001	26.88
Class R2	16,514,135	573,292	28.81
Class R3	133,513,622	4,534,835	29.44
Class R4	88,095,368	2,960,937	29.75
Class R6	4,683,398,997	151,556,247	30.90

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $31.62 [100 / 94.25 x $29.80]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
19

Financial Statements
Statement of Operations
Six months ended 3/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$61,674,234
Dividends from affiliated issuers	4,247,537
Income on securities loaned	76,677
Other	867
Foreign taxes withheld	(5,013,434)
Total investment income	$60,985,881
Expenses
Management fee	$26,491,694
Distribution and service fees	1,026,603
Shareholder servicing costs	1,243,454
Administrative services fee	319,000
Independent Trustees' compensation	48,215
Custodian fee	774,470
Shareholder communications	116,456
Audit and tax fees	43,220
Legal fees	15,455
Miscellaneous	151,213
Total expenses	$30,229,780
Fees paid indirectly	(6,164)
Reduction of expenses by investment adviser and distributor	(399,065)
Net expenses	$29,824,551
Net investment income (loss)	$31,161,330
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$62,632,708
Affiliated issuers	(699,283)
Foreign currency	1,673,261
Net realized gain (loss)	$63,606,686
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $761,337 decrease in deferred country tax)	$1,047,521,581
Affiliated issuers	9,811,159
Translation of assets and liabilities in foreign currencies	997,126
Net unrealized gain (loss)	$1,058,329,866
Net realized and unrealized gain (loss)	$1,121,936,552
Change in net assets from operations	$1,153,097,882
See Notes to Financial Statements
20

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/23	9/30/22
Change in net assets
From operations
Net investment income (loss)	$31,161,330	$83,968,729
Net realized gain (loss)	63,606,686	358,756,803
Net unrealized gain (loss)	1,058,329,866	(2,802,468,869)
Change in net assets from operations	$1,153,097,882	$(2,359,743,337)
Total distributions to shareholders	$(338,663,183)	$(403,492,683)
Change in net assets from fund share transactions	$(58,003,003)	$79,421,966
Total change in net assets	$756,431,696	$(2,683,814,054)
Net assets
At beginning of period	5,529,234,005	8,213,048,059
At end of period	$6,285,665,701	$5,529,234,005
See Notes to Financial Statements
21

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$25.99	$38.59	$33.91	$32.56	$35.00	$33.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.27	$0.27	$0.13	$0.29	$0.22
Net realized and unrealized gain (loss)	5.29	(11.06)	5.80	2.09	(0.82)	2.22
Total from investment operations	$5.39	$(10.79)	$6.07	$2.22	$(0.53)	$2.44
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.37)	$(0.03)	$(0.35)	$(0.20)	$(0.28)
From net realized gain	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)
Total distributions declared to shareholders	$(1.58)	$(1.81)	$(1.39)	$(0.87)	$(1.91)	$(0.86)
Net asset value, end of period (x)	$29.80	$25.99	$38.59	$33.91	$32.56	$35.00
Total return (%) (r)(s)(t)(x)	21.14(n)	(29.31)	18.25	6.83	(0.85)	7.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.30	1.28	1.29	1.29	1.30
Expenses after expense reductions (f)	1.30(a)	1.28	1.27	1.28	1.28	1.29
Net investment income (loss)	0.70(a)(l)	0.84	0.73	0.39	0.90	0.62
Portfolio turnover	4(n)	12	11	25	14	21
Net assets at end of period (000 omitted)	$608,679	$546,845	$885,605	$871,605	$1,015,817	$1,163,703
See Notes to Financial Statements
22

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$24.87	$36.95	$32.73	$31.42	$33.86	$32.36
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.00(w)	$(0.04)	$(0.13)	$0.04	$(0.05)
Net realized and unrealized gain (loss)	5.08	(10.59)	5.62	2.02	(0.77)	2.16
Total from investment operations	$5.06	$(10.59)	$5.58	$1.89	$(0.73)	$2.11
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$—	$(0.06)	$—	$(0.03)
From net realized gain	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)
Total distributions declared to shareholders	$(1.44)	$(1.49)	$(1.36)	$(0.58)	$(1.71)	$(0.61)
Net asset value, end of period (x)	$28.49	$24.87	$36.95	$32.73	$31.42	$33.86
Total return (%) (r)(s)(t)(x)	20.70(n)	(29.85)	17.37	6.03	(1.57)	6.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07(a)	2.05	2.03	2.04	2.04	2.05
Expenses after expense reductions (f)	2.05(a)	2.03	2.02	2.03	2.03	2.03
Net investment income (loss)	(0.15)(a)(l)	0.01	(0.11)	(0.43)	0.12	(0.14)
Portfolio turnover	4(n)	12	11	25	14	21
Net assets at end of period (000 omitted)	$1,903	$2,151	$5,180	$5,875	$9,834	$13,212
See Notes to Financial Statements
23

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$24.35	$36.17	$32.06	$30.80	$33.24	$31.78
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.01	$(0.05)	$(0.12)	$0.03	$(0.08)
Net realized and unrealized gain (loss)	4.96	(10.38)	5.52	1.98	(0.76)	2.15
Total from investment operations	$4.95	$(10.37)	$5.47	$1.86	$(0.73)	$2.07
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$(0.08)	$—	$(0.03)
From net realized gain	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)
Total distributions declared to shareholders	$(1.44)	$(1.45)	$(1.36)	$(0.60)	$(1.71)	$(0.61)
Net asset value, end of period (x)	$27.86	$24.35	$36.17	$32.06	$30.80	$33.24
Total return (%) (r)(s)(t)(x)	20.70(n)	(29.84)	17.39	6.04	(1.60)	6.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07(a)	2.05	2.03	2.04	2.04	2.04
Expenses after expense reductions (f)	2.05(a)	2.03	2.02	2.03	2.03	2.03
Net investment income (loss)	(0.11)(a)(l)	0.03	(0.14)	(0.40)	0.10	(0.25)
Portfolio turnover	4(n)	12	11	25	14	21
Net assets at end of period (000 omitted)	$13,584	$14,755	$30,413	$42,312	$60,916	$84,044
See Notes to Financial Statements
24

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$26.92	$39.91	$35.02	$33.59	$36.06	$34.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.37	$0.35	$0.18	$0.39	$0.32
Net realized and unrealized gain (loss)	5.50	(11.44)	6.02	2.21	(0.86)	2.27
Total from investment operations	$5.63	$(11.07)	$6.37	$2.39	$(0.47)	$2.59
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.48)	$(0.12)	$(0.44)	$(0.29)	$(0.36)
From net realized gain	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)
Total distributions declared to shareholders	$(1.66)	$(1.92)	$(1.48)	$(0.96)	$(2.00)	$(0.94)
Net asset value, end of period (x)	$30.89	$26.92	$39.91	$35.02	$33.59	$36.06
Total return (%) (r)(s)(t)(x)	21.31(n)	(29.13)	18.54	7.12	(0.62)	7.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.05	1.03	1.04	1.04	1.05
Expenses after expense reductions (f)	1.05(a)	1.03	1.02	1.03	1.03	1.04
Net investment income (loss)	0.92(a)(l)	1.08	0.91	0.55	1.18	0.87
Portfolio turnover	4(n)	12	11	25	14	21
Net assets at end of period (000 omitted)	$738,687	$734,605	$1,235,625	$1,230,970	$2,049,197	$2,094,665
See Notes to Financial Statements
25

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$23.54	$35.12	$31.16	$30.01	$32.44	$31.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.03	$(0.02)	$(0.13)	$0.04	$(0.07)
Net realized and unrealized gain (loss)	4.79	(10.05)	5.34	1.94	(0.76)	2.09
Total from investment operations	$4.78	$(10.02)	$5.32	$1.81	$(0.72)	$2.02
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$—	$(0.14)	$—	$(0.03)
From net realized gain	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)
Total distributions declared to shareholders	$(1.44)	$(1.56)	$(1.36)	$(0.66)	$(1.71)	$(0.61)
Net asset value, end of period (x)	$26.88	$23.54	$35.12	$31.16	$30.01	$32.44
Total return (%) (r)(s)(t)(x)	20.69(n)	(29.84)	17.41	6.03	(1.61)	6.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07(a)	2.05	2.03	2.04	2.04	2.05
Expenses after expense reductions (f)	2.05(a)	2.03	2.02	2.03	2.03	2.04
Net investment income (loss)	(0.11)(a)(l)	0.11	(0.07)	(0.45)	0.14	(0.21)
Portfolio turnover	4(n)	12	11	25	14	21
Net assets at end of period (000 omitted)	$1,290	$1,196	$1,658	$1,622	$2,320	$2,471
See Notes to Financial Statements
26

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$25.13	$37.36	$32.92	$31.63	$34.02	$32.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.19	$0.15	$0.01	$0.22	$0.12
Net realized and unrealized gain (loss)	5.13	(10.71)	5.65	2.07	(0.81)	2.17
Total from investment operations	$5.19	$(10.52)	$5.80	$2.08	$(0.59)	$2.29
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.27)	$—	$(0.27)	$(0.09)	$(0.20)
From net realized gain	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)
Total distributions declared to shareholders	$(1.51)	$(1.71)	$(1.36)	$(0.79)	$(1.80)	$(0.78)
Net asset value, end of period (x)	$28.81	$25.13	$37.36	$32.92	$31.63	$34.02
Total return (%) (r)(s)(t)(x)	21.02(n)	(29.48)	17.95	6.58	(1.10)	7.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57(a)	1.55	1.53	1.54	1.54	1.55
Expenses after expense reductions (f)	1.55(a)	1.53	1.52	1.53	1.53	1.54
Net investment income (loss)	0.45(a)(l)	0.60	0.42	0.03	0.71	0.35
Portfolio turnover	4(n)	12	11	25	14	21
Net assets at end of period (000 omitted)	$16,514	$14,568	$24,443	$24,546	$43,493	$48,630
See Notes to Financial Statements
27

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$25.69	$38.19	$33.58	$32.25	$34.69	$33.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.26	$0.29	$0.13	$0.29	$0.20
Net realized and unrealized gain (loss)	5.23	(10.92)	5.72	2.08	(0.83)	2.21
Total from investment operations	$5.33	$(10.66)	$6.01	$2.21	$(0.54)	$2.41
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.40)	$(0.04)	$(0.36)	$(0.19)	$(0.28)
From net realized gain	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)
Total distributions declared to shareholders	$(1.58)	$(1.84)	$(1.40)	$(0.88)	$(1.90)	$(0.86)
Net asset value, end of period (x)	$29.44	$25.69	$38.19	$33.58	$32.25	$34.69
Total return (%) (r)(s)(t)(x)	21.16(n)	(29.32)	18.25	6.86	(0.88)	7.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.30	1.28	1.29	1.29	1.30
Expenses after expense reductions (f)	1.30(a)	1.28	1.27	1.28	1.28	1.29
Net investment income (loss)	0.73(a)(l)	0.79	0.78	0.42	0.92	0.58
Portfolio turnover	4(n)	12	11	25	14	21
Net assets at end of period (000 omitted)	$133,514	$109,712	$201,807	$142,713	$132,789	$146,726
See Notes to Financial Statements
28

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$25.98	$38.57	$33.89	$32.54	$35.00	$33.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.34	$0.32	$0.21	$0.36	$0.31
Net realized and unrealized gain (loss)	5.30	(11.04)	5.84	2.10	(0.82)	2.21
Total from investment operations	$5.43	$(10.70)	$6.16	$2.31	$(0.46)	$2.52
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.45)	$(0.12)	$(0.44)	$(0.29)	$(0.37)
From net realized gain	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)
Total distributions declared to shareholders	$(1.66)	$(1.89)	$(1.48)	$(0.96)	$(2.00)	$(0.95)
Net asset value, end of period (x)	$29.75	$25.98	$38.57	$33.89	$32.54	$35.00
Total return (%) (r)(s)(t)(x)	21.33(n)	(29.16)	18.56	7.10	(0.61)	7.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.05	1.03	1.04	1.04	1.05
Expenses after expense reductions (f)	1.05(a)	1.03	1.02	1.03	1.03	1.04
Net investment income (loss)	0.93(a)(l)	1.02	0.85	0.66	1.14	0.87
Portfolio turnover	4(n)	12	11	25	14	21
Net assets at end of period (000 omitted)	$88,095	$82,390	$182,567	$260,005	$276,550	$318,571
See Notes to Financial Statements
29

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$26.95	$39.97	$35.06	$33.64	$36.11	$34.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.43	$0.42	$0.28	$0.44	$0.37
Net realized and unrealized gain (loss)	5.50	(11.48)	6.02	2.13	(0.87)	2.27
Total from investment operations	$5.66	$(11.05)	$6.44	$2.41	$(0.43)	$2.64
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.53)	$(0.17)	$(0.47)	$(0.33)	$(0.40)
From net realized gain	(1.44)	(1.44)	(1.36)	(0.52)	(1.71)	(0.58)
Total distributions declared to shareholders	$(1.71)	$(1.97)	$(1.53)	$(0.99)	$(2.04)	$(0.98)
Net asset value, end of period (x)	$30.90	$26.95	$39.97	$35.06	$33.64	$36.11
Total return (%) (r)(s)(t)(x)	21.41(n)	(29.06)	18.74	7.20	(0.47)	7.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.91	0.90	0.92	0.92	0.93
Expenses after expense reductions (f)	0.91(a)	0.90	0.89	0.91	0.91	0.92
Net investment income (loss)	1.11(a)(l)	1.26	1.08	0.84	1.34	1.02
Portfolio turnover	4(n)	12	11	25	14	21
Net assets at end of period (000 omitted)	$4,683,399	$4,023,013	$5,635,101	$4,191,916	$3,385,991	$2,654,886

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
30

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the
31

Notes to Financial Statements (unaudited) - continued
Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
32

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$26,847,971	$1,949,077,218	$—	$1,975,925,189
United Kingdom	237,712,424	535,125,881	—	772,838,305
Germany	344,466,961	—	—	344,466,961
Australia	25,517,538	307,348,356	—	332,865,894
France	163,082,838	123,214,756	—	286,297,594
Hong Kong	66,591,492	128,157,381	—	194,748,873
Switzerland	64,245,885	116,120,478	—	180,366,363
Taiwan	50,547,584	126,197,135	—	176,744,719
India	70,986,853	104,272,324	—	175,259,177
Other Countries	792,466,994	888,726,770	0	1,681,193,764
Mutual Funds	132,212,586	—	—	132,212,586
Total	$1,974,679,126	$4,278,240,299	$0	$6,252,919,425
For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2023, the fund held one level 3 security valued at $0, which was also held and valued at $0 at September 30, 2022.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash
33

Notes to Financial Statements (unaudited) - continued
and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $47,308,871. The fair value of the fund's investment securities on loan and a related liability of $7,064,365 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $42,934,259 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
34

Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/22
Ordinary income (including any short-term capital gains)	$151,654,086
Long-term capital gains	251,838,597
Total distributions	$403,492,683
35

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/23
Cost of investments	$5,498,324,102
Gross appreciation	1,537,464,023
Gross depreciation	(782,868,700)
Net unrealized appreciation (depreciation)	$754,595,323
As of 9/30/22
Undistributed ordinary income	45,421,158
Undistributed long-term capital gain	289,510,884
Other temporary differences	(2,932,422)
Net unrealized appreciation (depreciation)	(304,394,082)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/23	Year ended 9/30/22
Class A	$32,274,365	$40,558,715
Class B	107,835	195,811
Class C	743,169	1,150,960
Class I	41,319,509	58,815,770
Class R1	74,775	71,241
Class R2	865,845	1,080,274
Class R3	7,008,148	9,283,025
Class R4	5,175,642	7,139,611
Class R6	251,093,895	284,691,435
Class 529A	—	468,895
Class 529B	—	3,931
Class 529C	—	33,015
Total	$338,663,183	$403,492,683
36

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.975%
In excess of $500 million and up to $1 billion	0.925%
In excess of $1 billion and up to $3 billion	0.90%
In excess of $3 billion and up to $5 billion	0.85%
In excess of $5 billion and up to $10 billion	0.80%
In excess of $10 billion	0.75%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2024. For the six months ended March 31, 2023, this management fee reduction amounted to $398,824, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2023 was equivalent to an annual effective rate of 0.86% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,412 for the six months ended March 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
37

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 740,846
Class B	0.75%	0.25%	1.00%	1.00%	10,349
Class C	0.75%	0.25%	1.00%	1.00%	70,652
Class R1	0.75%	0.25%	1.00%	1.00%	6,692
Class R2	0.25%	0.25%	0.50%	0.50%	40,358
Class R3	—	0.25%	0.25%	0.25%	157,706
Total Distribution and Service Fees					$1,026,603
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2023, this rebate amounted to $132, $42, and $67 for Class A, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2023, were as follows:
Amount
Class A	$611
Class B	551
Class C	23
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2023, the fee was $61,977, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,181,477.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
38

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2023 was equivalent to an annual effective rate of 0.0105% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2023, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $414,129 and $1,339,540, respectively. The sales transactions resulted in net realized gains (losses) of $(98,006).
(4) Portfolio Securities
For the six months ended March 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $226,091,512 and $513,544,393, respectively.
39

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	485,252	$13,807,044	1,023,143	$33,970,510
Class B	11	300	58	1,984
Class C	5,931	158,076	10,852	331,084
Class I	1,333,846	39,181,356	3,526,867	122,378,252
Class R1	4,319	112,451	9,526	281,112
Class R2	33,537	930,663	101,721	3,217,527
Class R3	468,355	13,069,380	1,051,751	37,466,728
Class R4	225,969	6,448,476	553,764	18,112,531
Class R6	6,331,201	190,132,232	16,208,229	575,363,909
Class 529A	—	—	39,063	1,282,894
Class 529C	—	—	892	29,321
	8,888,421	$263,839,978	22,525,866	$792,435,852
Shares issued to shareholders in reinvestment of distributions
Class A	1,033,398	$28,862,801	1,009,595	$36,870,405
Class B	4,028	107,835	5,528	194,428
Class C	27,929	730,889	32,746	1,127,105
Class I	1,336,675	38,656,651	1,458,992	55,076,952
Class R1	2,961	74,775	2,141	71,240
Class R2	31,871	861,149	30,289	1,071,615
Class R3	254,010	7,008,148	257,147	9,283,025
Class R4	168,193	4,685,843	179,428	6,538,372
Class R6	8,359,122	241,745,799	7,081,328	267,390,965
Class 529A	—	—	12,747	455,719
Class 529B	—	—	117	3,931
Class 529C	—	—	998	32,942
	11,218,187	$322,733,890	10,071,056	$378,116,699
40

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,138,716)	$(60,799,711)	(3,938,988)	$(129,035,209)
Class B	(23,731)	(640,396)	(59,284)	(1,789,431)
Class C	(152,367)	(3,992,322)	(278,446)	(8,460,526)
Class I	(6,047,829)	(178,767,310)	(8,651,169)	(288,754,908)
Class R1	(10,093)	(265,838)	(8,065)	(246,053)
Class R2	(71,906)	(1,990,124)	(206,456)	(6,406,185)
Class R3	(458,136)	(13,025,421)	(2,322,289)	(76,361,082)
Class R4	(603,950)	(17,189,823)	(2,295,925)	(80,799,395)
Class R6	(12,395,316)	(367,905,926)	(15,027,341)	(489,236,861)
Class 529A	—	—	(309,521)	(9,204,770)
Class 529B	—	—	(2,428)	(74,067)
Class 529C	—	—	(25,377)	(762,098)
	(21,902,044)	$(644,576,871)	(33,125,289)	$(1,091,130,585)
Net change
Class A	(620,066)	$(18,129,866)	(1,906,250)	$(58,194,294)
Class B	(19,692)	(532,261)	(53,698)	(1,593,019)
Class C	(118,507)	(3,103,357)	(234,848)	(7,002,337)
Class I	(3,377,308)	(100,929,303)	(3,665,310)	(111,299,704)
Class R1	(2,813)	(78,612)	3,602	106,299
Class R2	(6,498)	(198,312)	(74,446)	(2,117,043)
Class R3	264,229	7,052,107	(1,013,391)	(29,611,329)
Class R4	(209,788)	(6,055,504)	(1,562,733)	(56,148,492)
Class R6	2,295,007	63,972,105	8,262,216	353,518,013
Class 529A	—	—	(257,711)	(7,466,157)
Class 529B	—	—	(2,311)	(70,136)
Class 529C	—	—	(23,487)	(699,835)
	(1,795,436)	$(58,003,003)	(528,367)	$79,421,966
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 56%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
41

Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on November 29, 2019, purchases of the fund were closed to new investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2023, the fund’s commitment fee and interest expense were $15,835 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$40,036,956	$—	$1,939,324	$(706,893)	$(1,664,104)	$35,726,635
MFS Institutional Money Market Portfolio	225,046,256	470,202,569	570,110,673	7,610	2,459	125,148,221
Midland Holdings Ltd.	3,066,471	—	—	—	1,624,311	4,690,782
PCA Corp.	9,878,227	—	—	—	3,791,886	13,670,113
T. Hasegawa Co. Ltd.	64,351,878	—	—	—	6,056,607	70,408,485
	$342,379,788	$470,202,569	$572,049,997	$(699,283)	$9,811,159	$249,644,236
42

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$—	$—
MFS Institutional Money Market Portfolio	3,408,734	—
Midland Holdings Ltd.	—	—
PCA Corp.	161,369	—
T. Hasegawa Co. Ltd.	677,434	—
	$4,247,537	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
43

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
44

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
45

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
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1-800-637-1255
MAILING ADDRESS
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Kansas City, MO 64121-9341
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Kansas City, MO 64105-1407

Semiannual Report
March 31, 2023
MFS®  Research Fund
MFR-SEM

MFS® Research Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	8.0%
Alphabet, Inc., “A”	4.2%
Apple, Inc.	3.7%
Amazon.com, Inc.	3.4%
Visa, Inc., “A”	2.8%
JPMorgan Chase & Co.	1.8%
Accenture PLC, “A”	1.7%
Salesforce, Inc.	1.6%
ConocoPhillips	1.6%
SBA Communications Corp., REIT	1.4%
Global equity sectors (k)
Technology	31.1%
Health Care	14.9%
Financial Services	13.5%
Capital Goods	13.0%
Consumer Cyclicals	11.7%
Energy	7.5%
Consumer Staples	5.1%
Telecommunications/Cable Television (s)	2.1%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2022 through March 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.81%	$1,000.00	$1,122.18	$4.29
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
B	Actual	1.56%	$1,000.00	$1,117.86	$8.24
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
C	Actual	1.56%	$1,000.00	$1,117.75	$8.24
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
I	Actual	0.56%	$1,000.00	$1,123.50	$2.96
	Hypothetical (h)	0.56%	$1,000.00	$1,022.14	$2.82
R1	Actual	1.56%	$1,000.00	$1,118.09	$8.24
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
R2	Actual	1.06%	$1,000.00	$1,120.61	$5.60
	Hypothetical (h)	1.06%	$1,000.00	$1,019.65	$5.34
R3	Actual	0.81%	$1,000.00	$1,122.09	$4.29
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
R4	Actual	0.56%	$1,000.00	$1,123.55	$2.96
	Hypothetical (h)	0.56%	$1,000.00	$1,022.14	$2.82
R6	Actual	0.50%	$1,000.00	$1,124.02	$2.65
	Hypothetical (h)	0.50%	$1,000.00	$1,022.44	$2.52
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.04% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).
3

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 4.2%
Boeing Co. (a)	203,396	$43,207,412
General Dynamics Corp.	204,474	46,663,012
Honeywell International, Inc.	403,925	77,198,146
Howmet Aerospace, Inc.	1,170,751	49,604,720
Leidos Holdings, Inc.	265,011	24,396,913
Raytheon Technologies Corp.	595,628	58,329,850
		$299,400,053
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	179,625	$40,575,491
Apparel Manufacturers – 1.0%
NIKE, Inc., “B”	565,274	$69,325,203
Automotive – 0.4%
Aptiv PLC (a)	262,590	$29,459,972
Broadcasting – 0.3%
Omnicom Group, Inc.	229,684	$21,668,389
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	1,286,699	$67,397,293
CME Group, Inc.	284,084	54,407,768
		$121,805,061
Business Services – 3.2%
Accenture PLC, “A”	429,065	$122,631,068
Equifax, Inc.	150,050	30,436,142
Fidelity National Information Services, Inc.	614,294	33,374,593
Fiserv, Inc. (a)	339,526	38,376,624
Thoughtworks Holding, Inc. (a)	1,050,068	7,728,500
		$232,546,927
Cable TV – 1.0%
Cable One, Inc.	63,972	$44,908,344
Charter Communications, Inc., “A” (a)	76,201	27,250,240
		$72,158,584
Computer Software – 13.7%
Adobe Systems, Inc. (a)	181,709	$70,025,197
Atlassian Corp. (a)	152,463	26,097,092
Black Knight, Inc. (a)	743,345	42,786,938
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Cadence Design Systems, Inc. (a)	366,050	$76,903,445
Elastic N.V. (a)	274,990	15,921,921
Lumine Group, Inc. (a)	103,688	1,128,561
Microsoft Corp. (s)	1,997,845	575,978,713
NICE Systems Ltd., ADR (a)	157,669	36,088,857
Palo Alto Networks, Inc. (a)	123,055	24,579,006
Salesforce, Inc. (a)	571,506	114,175,469
		$983,685,199
Computer Software - Systems – 4.6%
Apple, Inc. (s)	1,601,289	$264,052,556
Constellation Software, Inc.	34,300	64,486,284
		$328,538,840
Construction – 2.1%
AZEK Co., Inc. (a)	1,027,801	$24,194,435
Masco Corp.	768,723	38,220,908
Sherwin-Williams Co.	197,995	44,503,336
Vulcan Materials Co.	267,562	45,902,937
		$152,821,616
Consumer Products – 1.6%
Colgate-Palmolive Co.	689,052	$51,782,258
International Flavors & Fragrances, Inc.	216,897	19,945,848
Kimberly-Clark Corp.	307,354	41,253,054
		$112,981,160
Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc. (a)	373,074	$28,722,967
Electrical Equipment – 1.5%
Johnson Controls International PLC	1,092,779	$65,807,151
TE Connectivity Ltd.	292,291	38,333,965
		$104,141,116
Electronics – 3.3%
Applied Materials, Inc.	644,373	$79,148,335
Lam Research Corp.	97,073	51,460,339
Marvell Technology, Inc.	437,239	18,932,449
NXP Semiconductors N.V.	469,508	87,551,504
		$237,092,627
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.7%
ConocoPhillips	1,134,134	$112,517,434
Diamondback Energy, Inc.	310,679	41,994,481
Hess Corp.	526,223	69,640,352
Valero Energy Corp.	314,265	43,871,394
		$268,023,661
Energy - Renewables – 0.1%
Generac Holdings, Inc. (a)	47,335	$5,112,653
Food & Beverages – 2.3%
Hostess Brands, Inc. (a)	605,879	$15,074,269
Mondelez International, Inc.	807,438	56,294,577
Oatly Group AB, ADR (a)(l)	2,477,666	5,995,952
PepsiCo, Inc.	482,182	87,901,779
		$165,266,577
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	194,190	$32,243,308
General Merchandise – 1.5%
Dollar General Corp.	179,521	$37,781,990
Dollar Tree, Inc. (a)	234,203	33,619,840
Five Below, Inc. (a)	162,240	33,416,573
		$104,818,403
Health Maintenance Organizations – 1.4%
Cigna Group	335,452	$85,718,050
Humana, Inc.	29,638	14,388,063
		$100,106,113
Insurance – 2.8%
Aon PLC	266,802	$84,120,003
Chubb Ltd.	393,667	76,442,258
Willis Towers Watson PLC	185,696	43,152,036
		$203,714,297
Internet – 5.6%
Alphabet, Inc., “A” (a)(s)	2,897,955	$300,604,872
Alphabet, Inc., “C” (a)	686,072	71,351,488
Gartner, Inc. (a)	81,456	26,535,921
		$398,492,281
Leisure & Toys – 0.7%
Electronic Arts, Inc.	434,843	$52,376,839
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.8%
Eaton Corp. PLC	105,106	$18,008,862
Ingersoll Rand, Inc.	454,561	26,446,359
Regal Rexnord Corp.	213,721	30,076,957
Wabtec Corp.	523,135	52,868,023
		$127,400,201
Major Banks – 4.2%
JPMorgan Chase & Co.	1,016,265	$132,429,492
Morgan Stanley	845,448	74,230,335
PNC Financial Services Group, Inc.	342,243	43,499,085
Wells Fargo & Co.	1,291,163	48,263,673
		$298,422,585
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	222,162	$47,451,582
McKesson Corp.	143,907	51,238,087
		$98,689,669
Medical Equipment – 5.7%
Becton, Dickinson and Co.	225,830	$55,901,958
Boston Scientific Corp. (a)	1,647,040	82,401,411
Danaher Corp.	302,564	76,258,230
Envista Holdings Corp. (a)	960,060	39,247,253
Maravai Lifesciences Holdings, Inc., “A” (a)	1,113,566	15,601,060
Medtronic PLC	1,001,521	80,742,623
STERIS PLC	322,171	61,624,869
		$411,777,404
Network & Telecom – 0.7%
Equinix, Inc., REIT	72,734	$52,444,123
Oil Services – 0.5%
Schlumberger Ltd.	679,349	$33,356,036
Other Banks & Diversified Financials – 3.8%
Moody's Corp.	119,737	$36,641,917
Northern Trust Corp.	438,325	38,629,582
Visa, Inc., “A” (s)	889,109	200,458,515
		$275,730,014
Pharmaceuticals – 6.4%
Eli Lilly & Co.	241,300	$82,867,246
Johnson & Johnson	433,330	67,166,150
Merck & Co., Inc.	869,445	92,500,254
Pfizer, Inc.	1,869,649	76,281,679
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Vertex Pharmaceuticals, Inc. (a)	276,476	$87,109,293
Zoetis, Inc.	325,740	54,216,166
		$460,140,788
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	851,997	$65,552,649
CSX Corp.	1,119,180	33,508,250
		$99,060,899
Real Estate – 0.9%
Extra Space Storage, Inc., REIT	323,495	$52,707,040
Jones Lang LaSalle, Inc. (a)	83,516	12,150,743
		$64,857,783
Restaurants – 1.3%
Starbucks Corp.	593,244	$61,774,498
Wendy's Co.	1,558,764	33,949,880
		$95,724,378
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	201,428	$57,852,136
Axalta Coating Systems Ltd. (a)	76,180	2,307,492
DuPont de Nemours, Inc.	856,330	61,458,804
		$121,618,432
Specialty Stores – 6.0%
Amazon.com, Inc. (a)(s)	2,336,334	$241,319,939
Home Depot, Inc.	324,767	95,845,237
Ross Stores, Inc.	442,831	46,997,654
Target Corp.	300,345	49,746,142
		$433,908,972
Telecommunications - Wireless – 1.6%
SBA Communications Corp., REIT	373,268	$97,449,077
T-Mobile US, Inc. (a)	128,217	18,570,950
		$116,020,027
Tobacco – 0.7%
Philip Morris International, Inc.	514,237	$50,009,548
Utilities - Electric Power – 3.2%
Alliant Energy Corp.	775,815	$41,428,521
American Electric Power Co., Inc.	351,731	32,004,004
Duke Energy Corp.	559,925	54,015,965
NextEra Energy, Inc.	717,268	55,287,017
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PG&E Corp. (a)	3,014,362	$48,742,234
		$231,477,741
Total Common Stocks (Identified Cost, $4,820,970,342)		$7,135,715,937
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $5,107,911)	5,107,873	$5,108,895
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.71% (j) (Identified Cost, $3,061,847)	3,061,847	$3,061,847
Securities Sold Short – (0.5)%
Telecommunications - Wireless – (0.5)%
Crown Castle, Inc., REIT (Proceeds Received, $31,963,062)	(247,822)	$(33,168,497)

Other Assets, Less Liabilities – 0.9%		65,818,384
Net Assets – 100.0%		$7,176,536,566

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,108,895 and $7,138,777,784, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2023, the fund had cash collateral of $67,208 and other liquid securities with an aggregate value of $117,004,696 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 3/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $3,023,955 of securities on loan (identified cost, $4,824,032,189)	$7,138,777,784
Investments in affiliated issuers, at value (identified cost, $5,107,911)	5,108,895
Deposits with brokers for
Securities sold short	67,208
Receivables for
Investments sold	90,072,539
Fund shares sold	7,071,157
Interest and dividends	6,629,979
Other assets	67,746
Total assets	$7,247,795,308
Liabilities
Payable to custodian	$362,169
Payables for
Securities sold short, at value (proceeds received, $31,963,062)	33,168,497
Investments purchased	24,820,675
Fund shares reacquired	7,254,557
Collateral for securities loaned, at value	3,061,847
Payable to affiliates
Investment adviser	162,985
Administrative services fee	3,537
Shareholder servicing costs	1,194,124
Distribution and service fees	20,169
Payable for independent Trustees' compensation	18,196
Accrued expenses and other liabilities	1,191,986
Total liabilities	$71,258,742
Net assets	$7,176,536,566
Net assets consist of
Paid-in capital	$4,737,241,587
Total distributable earnings (loss)	2,439,294,979
Net assets	$7,176,536,566
Shares of beneficial interest outstanding	145,550,064
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,283,322,977	26,413,997	$48.58
Class B	6,347,675	150,244	42.25
Class C	47,244,885	1,129,912	41.81
Class I	3,776,983,821	75,219,306	50.21
Class R1	3,215,640	78,942	40.73
Class R2	30,750,544	663,451	46.35
Class R3	36,126,441	751,397	48.08
Class R4	12,164,850	250,494	48.56
Class R6	1,980,379,733	40,892,321	48.43

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $51.54 [100 / 94.25 x $48.58]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 3/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$56,013,186
Dividends from affiliated issuers	946,195
Other	96,944
Income on securities loaned	7,350
Foreign taxes withheld	(135,368)
Total investment income	$56,928,307
Expenses
Management fee	$15,094,739
Distribution and service fees	2,009,093
Shareholder servicing costs	2,129,318
Administrative services fee	319,000
Independent Trustees' compensation	56,684
Custodian fee	120,250
Shareholder communications	87,997
Audit and tax fees	33,242
Legal fees	17,743
Dividend and interest expense on securities sold short	1,562,779
Interest expense and fees	19,387
Miscellaneous	138,985
Total expenses	$21,589,217
Fees paid indirectly	(360)
Reduction of expenses by distributor	(4,511)
Net expenses	$21,584,346
Net investment income (loss)	$35,343,961
12

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$210,206,284
Affiliated issuers	1,442
Foreign currency	(243)
Net realized gain (loss)	$210,207,483
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$579,304,743
Affiliated issuers	(2,647)
Securities sold short	2,654,173
Translation of assets and liabilities in foreign currencies	1,340
Net unrealized gain (loss)	$581,957,609
Net realized and unrealized gain (loss)	$792,165,092
Change in net assets from operations	$827,509,053
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22
Change in net assets
From operations
Net investment income (loss)	$35,343,961	$59,993,748
Net realized gain (loss)	210,207,483	415,002,471
Net unrealized gain (loss)	581,957,609	(1,797,248,727)
Change in net assets from operations	$827,509,053	$(1,322,252,508)
Total distributions to shareholders	$(512,700,968)	$(482,432,724)
Change in net assets from fund share transactions	$73,869,553	$110,267,716
Total change in net assets	$388,677,638	$(1,694,417,516)
Net assets
At beginning of period	6,787,858,928	8,482,276,444
At end of period	$7,176,536,566	$6,787,858,928
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$46.50	$58.66	$48.66	$44.50	$46.73	$43.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.29	$0.20	$0.33	$0.37	$0.35
Net realized and unrealized gain (loss)	5.41	(9.17)	12.41	5.52	1.90	6.83
Total from investment operations	$5.60	$(8.88)	$12.61	$5.85	$2.27	$7.18
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.19)	$(0.28)	$(0.35)	$(0.28)	$(0.46)
From net realized gain	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)
Total distributions declared to shareholders	$(3.52)	$(3.28)	$(2.61)	$(1.69)	$(4.50)	$(3.71)
Net asset value, end of period (x)	$48.58	$46.50	$58.66	$48.66	$44.50	$46.73
Total return (%) (r)(s)(t)(x)	12.20(n)	(16.34)	26.85	13.46	6.46	17.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.79	0.78	0.79	0.80	0.82
Expenses after expense reductions (f)	0.81(a)	0.78	0.78	0.78	0.79	0.81
Net investment income (loss)	0.77(a)	0.52	0.37	0.72	0.89	0.81
Portfolio turnover	11(n)	17	26	36	32	33
Net assets at end of period (000 omitted)	$1,283,323	$1,198,757	$1,536,575	$1,290,401	$1,452,740	$1,456,897
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.77(a)	0.76	0.76	0.77	0.77	0.80
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$40.69	$51.91	$43.39	$39.84	$42.40	$39.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.12)	$(0.19)	$(0.01)	$0.05	$0.03
Net realized and unrealized gain (loss)	4.74	(8.01)	11.04	4.93	1.66	6.21
Total from investment operations	$4.74	$(8.13)	$10.85	$4.92	$1.71	$6.24
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.03)	$(0.05)	$(0.14)
From net realized gain	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)
Total distributions declared to shareholders	$(3.18)	$(3.09)	$(2.33)	$(1.37)	$(4.27)	$(3.39)
Net asset value, end of period (x)	$42.25	$40.69	$51.91	$43.39	$39.84	$42.40
Total return (%) (r)(s)(t)(x)	11.79(n)	(16.97)	25.91	12.61	5.63	16.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.53	1.53	1.54	1.55	1.57
Expenses after expense reductions (f)	N/A	1.53	1.53	1.54	1.54	1.56
Net investment income (loss)	0.02(a)	(0.25)	(0.39)	(0.03)	0.14	0.06
Portfolio turnover	11(n)	17	26	36	32	33
Net assets at end of period (000 omitted)	$6,348	$7,126	$12,047	$13,373	$17,765	$21,445
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.52(a)	1.51	1.51	1.52	1.52	1.55
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$40.30	$51.44	$43.02	$39.53	$42.05	$39.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$(0.11)	$(0.19)	$(0.01)	$0.05	$0.01
Net realized and unrealized gain (loss)	4.69	(7.94)	10.94	4.90	1.65	6.17
Total from investment operations	$4.69	$(8.05)	$10.75	$4.89	$1.70	$6.18
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.06)	$—	$(0.15)
From net realized gain	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)
Total distributions declared to shareholders	$(3.18)	$(3.09)	$(2.33)	$(1.40)	$(4.22)	$(3.40)
Net asset value, end of period (x)	$41.81	$40.30	$51.44	$43.02	$39.53	$42.05
Total return (%) (r)(s)(t)(x)	11.78(n)	(16.97)	25.90	12.62	5.64	16.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.54	1.53	1.55	1.55	1.57
Expenses after expense reductions (f)	N/A	1.54	1.53	1.54	1.55	1.56
Net investment income (loss)	0.02(a)	(0.24)	(0.38)	(0.03)	0.13	0.03
Portfolio turnover	11(n)	17	26	36	32	33
Net assets at end of period (000 omitted)	$47,245	$47,651	$68,140	$70,785	$71,371	$78,122
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.52(a)	1.51	1.51	1.53	1.53	1.55
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$48.01	$60.47	$50.09	$45.74	$48.03	$44.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.44	$0.35	$0.45	$0.49	$0.50
Net realized and unrealized gain (loss)	5.60	(9.47)	12.77	5.70	1.93	6.99
Total from investment operations	$5.85	$(9.03)	$13.12	$6.15	$2.42	$7.49
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.34)	$(0.41)	$(0.46)	$(0.49)	$(0.56)
From net realized gain	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)
Total distributions declared to shareholders	$(3.65)	$(3.43)	$(2.74)	$(1.80)	$(4.71)	$(3.81)
Net asset value, end of period (x)	$50.21	$48.01	$60.47	$50.09	$45.74	$48.03
Total return (%) (r)(s)(t)(x)	12.35(n)	(16.15)	27.16	13.76	6.68	17.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.54	0.53	0.55	0.55	0.57
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.02(a)	0.77	0.62	0.97	1.13	1.09
Portfolio turnover	11(n)	17	26	36	32	33
Net assets at end of period (000 omitted)	$3,776,984	$3,665,406	$4,577,919	$3,492,027	$2,835,696	$2,752,743
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.52(a)	0.51	0.51	0.53	0.53	0.56
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$39.38	$50.34	$42.14	$38.72	$41.37	$38.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.11)	$(0.18)	$(0.02)	$0.04	$0.03
Net realized and unrealized gain (loss)	4.57	(7.76)	10.71	4.81	1.60	6.06
Total from investment operations	$4.58	$(7.87)	$10.53	$4.79	$1.64	$6.09
Less distributions declared to shareholders
From net investment income	$(0.05)	$—	$—	$(0.03)	$(0.07)	$(0.16)
From net realized gain	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)
Total distributions declared to shareholders	$(3.23)	$(3.09)	$(2.33)	$(1.37)	$(4.29)	$(3.41)
Net asset value, end of period (x)	$40.73	$39.38	$50.34	$42.14	$38.72	$41.37
Total return (%) (r)(s)(t)(x)	11.78(n)	(16.98)	25.92	12.62	5.62	16.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.54	1.53	1.54	1.55	1.57
Expenses after expense reductions (f)	1.56(a)	1.54	1.53	N/A	N/A	N/A
Net investment income (loss)	0.03(a)	(0.23)	(0.39)	(0.04)	0.12	0.07
Portfolio turnover	11(n)	17	26	36	32	33
Net assets at end of period (000 omitted)	$3,216	$2,933	$3,416	$3,596	$4,187	$4,947
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.52(a)	1.51	1.51	1.53	1.53	1.56
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$44.44	$56.29	$46.78	$42.85	$45.23	$41.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.14	$0.06	$0.20	$0.25	$0.24
Net realized and unrealized gain (loss)	5.18	(8.76)	11.92	5.33	1.82	6.60
Total from investment operations	$5.30	$(8.62)	$11.98	$5.53	$2.07	$6.84
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.14)	$(0.14)	$(0.26)	$(0.23)	$(0.33)
From net realized gain	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)
Total distributions declared to shareholders	$(3.39)	$(3.23)	$(2.47)	$(1.60)	$(4.45)	$(3.58)
Net asset value, end of period (x)	$46.35	$44.44	$56.29	$46.78	$42.85	$45.23
Total return (%) (r)(s)(t)(x)	12.06(n)	(16.55)	26.53	13.19	6.18	17.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06(a)	1.04	1.03	1.04	1.05	1.07
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.52(a)	0.27	0.12	0.47	0.63	0.56
Portfolio turnover	11(n)	17	26	36	32	33
Net assets at end of period (000 omitted)	$30,751	$32,036	$43,862	$19,726	$21,738	$21,137
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.02(a)	1.01	1.02	1.03	1.03	1.06
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$46.05	$58.12	$48.23	$44.12	$46.46	$43.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.28	$0.20	$0.32	$0.37	$0.36
Net realized and unrealized gain (loss)	5.37	(9.08)	12.29	5.48	1.86	6.77
Total from investment operations	$5.55	$(8.80)	$12.49	$5.80	$2.23	$7.13
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.18)	$(0.27)	$(0.35)	$(0.35)	$(0.44)
From net realized gain	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)
Total distributions declared to shareholders	$(3.52)	$(3.27)	$(2.60)	$(1.69)	$(4.57)	$(3.69)
Net asset value, end of period (x)	$48.08	$46.05	$58.12	$48.23	$44.12	$46.46
Total return (%) (r)(s)(t)(x)	12.21(n)	(16.34)	26.85	13.46	6.44	17.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.79	0.78	0.79	0.80	0.82
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	0.77(a)	0.52	0.37	0.72	0.88	0.81
Portfolio turnover	11(n)	17	26	36	32	33
Net assets at end of period (000 omitted)	$36,126	$34,133	$43,493	$40,434	$44,941	$45,930
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.77(a)	0.76	0.76	0.78	0.78	0.81
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$46.55	$58.72	$48.71	$44.53	$46.88	$43.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.42	$0.34	$0.43	$0.47	$0.43
Net realized and unrealized gain (loss)	5.42	(9.16)	12.40	5.55	1.88	6.88
Total from investment operations	$5.67	$(8.74)	$12.74	$5.98	$2.35	$7.31
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.34)	$(0.40)	$(0.46)	$(0.48)	$(0.49)
From net realized gain	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)
Total distributions declared to shareholders	$(3.66)	$(3.43)	$(2.73)	$(1.80)	$(4.70)	$(3.74)
Net asset value, end of period (x)	$48.56	$46.55	$58.72	$48.71	$44.53	$46.88
Total return (%) (r)(s)(t)(x)	12.33(n)	(16.13)	27.16	13.76	6.69	17.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.53	0.53	0.54	0.55	0.57
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.02(a)	0.76	0.62	0.97	1.13	0.97
Portfolio turnover	11(n)	17	26	36	32	33
Net assets at end of period (000 omitted)	$12,165	$11,620	$16,260	$14,246	$16,869	$17,148
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.52(a)	0.51	0.51	0.53	0.53	0.56
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$46.44	$58.60	$48.62	$44.44	$46.82	$43.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.46	$0.38	$0.47	$0.50	$0.51
Net realized and unrealized gain (loss)	5.42	(9.15)	12.37	5.53	1.86	6.83
Total from investment operations	$5.68	$(8.69)	$12.75	$6.00	$2.36	$7.34
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.38)	$(0.44)	$(0.48)	$(0.52)	$(0.60)
From net realized gain	(3.18)	(3.09)	(2.33)	(1.34)	(4.22)	(3.25)
Total distributions declared to shareholders	$(3.69)	$(3.47)	$(2.77)	$(1.82)	$(4.74)	$(3.85)
Net asset value, end of period (x)	$48.43	$46.44	$58.60	$48.62	$44.44	$46.82
Total return (%) (r)(s)(t)(x)	12.40(n)	(16.09)	27.25	13.85	6.75	17.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50(a)	0.47	0.46	0.48	0.48	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.09(a)	0.84	0.68	1.04	1.19	1.15
Portfolio turnover	11(n)	17	26	36	32	33
Net assets at end of period (000 omitted)	$1,980,380	$1,788,197	$2,180,565	$1,632,527	$1,433,024	$1,441,866
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.45(a)	0.45	0.45	0.46	0.46	0.47

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or
24

Notes to Financial Statements (unaudited) - continued
exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar
25

Notes to Financial Statements (unaudited) - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,135,715,937	$—	$—	$7,135,715,937
Mutual Funds	8,170,742	—	—	8,170,742
Total	$7,143,886,679	$—	$—	$7,143,886,679
Securities Sold Short	$(33,168,497)	$—	$—	$(33,168,497)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2023, this expense amounted to $1,562,779.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to
26

Notes to Financial Statements (unaudited) - continued
purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $3,023,955. The fair value of the fund's investment securities on loan and a related liability of $3,061,847 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and
27

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/22
Ordinary income (including any short-term capital gains)	$104,031,455
Long-term capital gains	378,401,269
Total distributions	$482,432,724
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/23
Cost of investments	$4,825,068,451
Gross appreciation	2,566,527,325
Gross depreciation	(280,877,594)
Net unrealized appreciation (depreciation)	$2,285,649,731
As of 9/30/22
Undistributed ordinary income	43,818,939
Undistributed long-term capital gain	359,448,420
Other temporary differences	16,869,152
Net unrealized appreciation (depreciation)	1,704,350,383
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
28

Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/23	Year ended 9/30/22
Class A	$89,561,564	$85,011,553
Class B	513,792	683,436
Class C	3,591,652	3,981,765
Class I	271,873,886	258,213,877
Class R1	241,164	207,362
Class R2	2,320,635	2,424,401
Class R3	2,576,989	2,423,554
Class R4	909,091	906,505
Class R6	141,112,195	128,580,271
Total	$512,700,968	$482,432,724
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.43%
In excess of $5 billion and up to $10 billion	0.40%
In excess of $10 billion	0.37%
The management fee incurred for the six months ended March 31, 2023 was equivalent to an annual effective rate of 0.42% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $30,926 for the six months ended March 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
29

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,589,315
Class B	0.75%	0.25%	1.00%	1.00%	34,509
Class C	0.75%	0.25%	1.00%	1.00%	241,687
Class R1	0.75%	0.25%	1.00%	1.00%	15,716
Class R2	0.25%	0.25%	0.50%	0.50%	82,525
Class R3	—	0.25%	0.25%	0.25%	45,341
Total Distribution and Service Fees					$2,009,093
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2023, this rebate amounted to $4,509 and $2 for Class A and Class R1 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2023, were as follows:
Amount
Class A	$4,660
Class B	754
Class C	1,368
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2023, the fee was $196,918, which equated to 0.0055% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,932,400.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
30

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2023 was equivalent to an annual effective rate of 0.0089% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $208 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,488 at March 31, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2023, this reimbursement amounted to $96,944, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2023, purchases and sales of investments, other than short sales and short-term obligations, aggregated $802,781,375 and $1,208,595,685, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	543,677	$26,173,565	1,051,786	$58,311,873
Class B	51	2,154	1,037	53,432
Class C	48,689	2,046,639	126,260	6,160,769
Class I	5,786,344	288,482,716	12,746,586	727,917,046
Class R1	3,688	147,497	9,121	403,052
Class R2	40,399	1,860,492	111,029	5,868,109
Class R3	26,817	1,273,233	117,360	6,469,189
Class R4	17,736	857,756	37,571	2,164,599
Class R6	1,092,562	52,466,121	1,861,296	103,067,406
	7,559,963	$373,310,173	16,062,046	$910,415,475
Shares issued to shareholders in reinvestment of distributions
Class A	1,748,944	$83,302,157	1,321,232	$78,296,097
Class B	12,303	510,843	12,948	675,501
Class C	82,683	3,397,461	73,864	3,816,563
Class I	5,483,263	269,721,721	4,189,873	255,875,509
Class R1	6,025	241,164	4,106	207,362
Class R2	51,025	2,320,635	42,696	2,422,998
Class R3	54,667	2,576,989	41,294	2,423,554
Class R4	17,349	825,457	14,051	831,800
Class R6	2,931,232	139,028,313	2,154,549	127,204,589
	10,387,491	$501,924,740	7,854,613	$471,753,973
Shares reacquired
Class A	(1,659,476)	$(80,147,457)	(2,785,111)	$(154,253,367)
Class B	(37,263)	(1,568,449)	(70,900)	(3,458,392)
Class C	(183,972)	(7,653,785)	(342,258)	(16,472,060)
Class I	(12,393,694)	(621,107,075)	(16,302,923)	(923,270,505)
Class R1	(5,250)	(213,551)	(6,604)	(314,997)
Class R2	(148,919)	(6,820,609)	(212,046)	(11,192,643)
Class R3	(71,329)	(3,404,103)	(165,730)	(9,096,817)
Class R4	(34,233)	(1,662,868)	(78,897)	(4,525,719)
Class R6	(1,633,630)	(78,787,463)	(2,726,427)	(149,317,232)
	(16,167,766)	$(801,365,360)	(22,690,896)	$(1,271,901,732)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Net change
Class A	633,145	$29,328,265	(412,093)	$(17,645,397)
Class B	(24,909)	(1,055,452)	(56,915)	(2,729,459)
Class C	(52,600)	(2,209,685)	(142,134)	(6,494,728)
Class I	(1,124,087)	(62,902,638)	633,536	60,522,050
Class R1	4,463	175,110	6,623	295,417
Class R2	(57,495)	(2,639,482)	(58,321)	(2,901,536)
Class R3	10,155	446,119	(7,076)	(204,074)
Class R4	852	20,345	(27,275)	(1,529,320)
Class R6	2,390,164	112,706,971	1,289,418	80,954,763
	1,779,688	$73,869,553	1,225,763	$110,267,716
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund, were the owners of record of approximately 8%, 7%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an
33

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended March 31, 2023, the fund’s commitment fee and interest expense were $19,333 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,054,221	$379,309,841	$394,253,962	$1,442	$(2,647)	$5,108,895

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$946,195	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
34

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
35

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
36

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
March 31, 2023
MFS®  Total Return Fund
MTR-SEM

MFS® Total Return Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
U.S. Treasury Note 5 yr Future - JUN 2023	2.9%
U.S. Treasury Notes, 0.375%, 11/30/2025	2.3%
Microsoft Corp.	2.3%
Goldman Sachs Group, Inc.	2.1%
UMBS, TBA, 2.5%, 30 year (h)	1.8%
UMBS, TBA, 2%, 30 year (h)	1.8%
JPMorgan Chase & Co.	1.7%
Comcast Corp., “A”	1.7%
Eaton Corp. PLC	1.6%
U.S. Treasury Notes, 2.375%, 11/15/2049	1.6%
Composition including fixed income credit quality (a)(i)
AAA	3.8%
AA	1.7%
A	4.8%
BBB	9.6%
BB	0.1%
B (o)	0.0%
CCC (o)	0.0%
U.S. Government	7.3%
Federal Agencies	12.7%
Not Rated	2.9%
Non-Fixed Income	59.0%
Cash & Cash Equivalents	1.0%
Other	(2.9)%
GICS equity sectors (g)
Financials	13.2%
Health Care	9.3%
Information Technology	8.4%
Industrials	8.3%
Communication Services	4.6%
Consumer Staples	3.8%
Energy	3.1%
Utilities	2.6%
Consumer Discretionary	2.5%
Materials	2.4%
Convertible Debt	0.8%

Portfolio Composition - continued
Fixed income sectors (i)
Investment Grade Corporates	14.1%
Mortgage-Backed Securities	12.7%
U.S. Treasury Securities	10.2%
Collateralized Debt Obligations	3.1%
Commercial Mortgage-Backed Securities	1.7%
Asset-Backed Securities	0.5%
Municipal Bonds	0.3%
Emerging Markets Bonds	0.2%
High Yield Corporates	0.1%
U.S. Government Agencies (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(h)	UMBS may include both Fannie Mae and Freddie Mac securities.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Portfolio Composition - continued
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2022 through March 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.72%	$1,000.00	$1,092.89	$3.76
	Hypothetical (h)	0.72%	$1,000.00	$1,021.34	$3.63
B	Actual	1.47%	$1,000.00	$1,088.39	$7.65
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
C	Actual	1.47%	$1,000.00	$1,088.43	$7.65
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
I	Actual	0.47%	$1,000.00	$1,093.68	$2.45
	Hypothetical (h)	0.47%	$1,000.00	$1,022.59	$2.37
R1	Actual	1.47%	$1,000.00	$1,088.31	$7.65
	Hypothetical (h)	1.47%	$1,000.00	$1,017.60	$7.39
R2	Actual	0.97%	$1,000.00	$1,091.09	$5.06
	Hypothetical (h)	0.97%	$1,000.00	$1,020.09	$4.89
R3	Actual	0.72%	$1,000.00	$1,092.78	$3.76
	Hypothetical (h)	0.72%	$1,000.00	$1,021.34	$3.63
R4	Actual	0.47%	$1,000.00	$1,093.52	$2.45
	Hypothetical (h)	0.47%	$1,000.00	$1,022.59	$2.37
R6	Actual	0.39%	$1,000.00	$1,094.64	$2.04
	Hypothetical (h)	0.39%	$1,000.00	$1,022.99	$1.97
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 57.4%
Aerospace & Defense – 1.9%
Honeywell International, Inc.	244,366	$46,703,230
Howmet Aerospace, Inc.	569,248	24,119,038
L3Harris Technologies, Inc.	229,169	44,972,124
Northrop Grumman Corp.	53,653	24,772,663
		$140,567,055
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	115,335	$26,053,023
Diageo PLC	338,769	15,103,103
		$41,156,126
Automotive – 1.8%
Aptiv PLC (a)	399,797	$44,853,226
Lear Corp.	287,441	40,095,145
LKQ Corp.	881,424	50,029,626
		$134,977,997
Broadcasting – 0.8%
Omnicom Group, Inc.	567,835	$53,569,554
Warner Bros. Discovery, Inc. (a)	642,631	9,703,728
		$63,273,282
Brokerage & Asset Managers – 2.4%
Cboe Global Markets, Inc.	233,032	$31,282,216
Charles Schwab Corp.	1,905,039	99,785,943
Invesco Ltd.	996,701	16,345,896
NASDAQ, Inc.	571,982	31,270,256
		$178,684,311
Business Services – 2.4%
Accenture PLC, “A”	137,736	$39,366,326
Amdocs Ltd.	473,249	45,446,101
Cognizant Technology Solutions Corp., “A”	413,433	25,190,473
Fidelity National Information Services, Inc.	547,599	29,751,054
Fiserv, Inc. (a)	351,048	39,678,955
		$179,432,909
Cable TV – 1.7%
Comcast Corp., “A”	3,394,735	$128,694,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.7%
PPG Industries, Inc.	377,542	$50,432,060
Computer Software – 2.6%
Microsoft Corp.	610,788	$176,090,180
Oracle Corp.	269,879	25,077,157
		$201,167,337
Computer Software - Systems – 0.3%
Seagate Technology Holdings PLC	284,710	$18,825,025
Construction – 1.7%
Masco Corp.	1,443,549	$71,773,256
Stanley Black & Decker, Inc.	429,405	34,601,455
Vulcan Materials Co.	147,615	25,324,830
		$131,699,541
Consumer Products – 0.1%
Kimberly-Clark Corp.	74,348	$9,978,988
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	6,380	$16,922,376
Electrical Equipment – 1.1%
Johnson Controls International PLC	1,393,738	$83,930,902
Electronics – 2.9%
Applied Materials, Inc.	351,310	$43,151,407
Intel Corp.	1,858,000	60,700,860
NXP Semiconductors N.V.	310,856	57,966,873
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	312,145	29,035,728
Texas Instruments, Inc.	174,622	32,481,438
		$223,336,306
Energy - Independent – 2.6%
ConocoPhillips	819,975	$81,349,719
Hess Corp.	532,785	70,508,767
Pioneer Natural Resources Co.	226,670	46,295,081
		$198,153,567
Energy - Integrated – 0.5%
Suncor Energy, Inc.	1,131,856	$35,140,716
Food & Beverages – 1.0%
Archer Daniels Midland Co.	312,002	$24,854,079
Danone S.A.	353,559	21,974,645
General Mills, Inc.	105,475	9,013,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
J.M. Smucker Co.	109,490	$17,230,441
		$73,073,059
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	72,076	$10,346,510
Health Maintenance Organizations – 1.4%
Cigna Group	412,262	$105,345,309
Insurance – 3.3%
Aon PLC	273,200	$86,137,228
Chubb Ltd.	338,315	65,694,007
Travelers Cos., Inc.	208,100	35,670,421
Willis Towers Watson PLC	267,758	62,221,604
		$249,723,260
Internet – 1.0%
Alphabet, Inc., “A” (a)	714,579	$74,123,280
Leisure & Toys – 0.3%
Electronic Arts, Inc.	181,951	$21,915,998
Machinery & Tools – 3.0%
Eaton Corp. PLC	721,879	$123,686,748
Ingersoll Rand, Inc.	792,441	46,104,217
Regal Rexnord Corp.	408,316	57,462,311
		$227,253,276
Major Banks – 6.3%
Bank of America Corp.	3,276,315	$93,702,609
Goldman Sachs Group, Inc.	491,523	160,782,089
JPMorgan Chase & Co.	1,010,824	131,720,475
Morgan Stanley	696,704	61,170,611
PNC Financial Services Group, Inc.	244,086	31,023,331
		$478,399,115
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	159,604	$34,089,818
McKesson Corp.	164,164	58,450,592
		$92,540,410
Medical Equipment – 1.9%
Becton, Dickinson and Co.	95,391	$23,613,088
Danaher Corp.	142,319	35,870,081
Medtronic PLC	887,099	71,517,921

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	27,895	$16,077,841
		$147,078,931
Metals & Mining – 0.2%
Glencore PLC	3,230,043	$18,579,564
Other Banks & Diversified Financials – 1.3%
Northern Trust Corp.	498,352	$43,919,762
Truist Financial Corp.	1,636,776	55,814,061
		$99,733,823
Pharmaceuticals – 4.8%
Bayer AG	810,334	$51,603,560
Johnson & Johnson	710,084	110,063,020
Merck & Co., Inc.	635,383	67,598,397
Organon & Co.	565,049	13,289,953
Pfizer, Inc.	1,397,585	57,021,468
Roche Holding AG	149,373	42,748,668
Vertex Pharmaceuticals, Inc. (a)	64,384	20,285,467
		$362,610,533
Railroad & Shipping – 0.9%
Union Pacific Corp.	353,366	$71,118,441
Restaurants – 0.2%
Wendy's Co.	840,551	$18,307,201
Specialty Chemicals – 1.1%
Axalta Coating Systems Ltd. (a)	1,550,480	$46,964,039
DuPont de Nemours, Inc.	547,202	39,272,688
		$86,236,727
Specialty Stores – 0.8%
Ross Stores, Inc.	105,076	$11,151,716
Walmart Stores, Inc.	357,187	52,667,223
		$63,818,939
Telecommunications - Wireless – 0.8%
T-Mobile US, Inc. (a)	427,594	$61,932,715
Tobacco – 1.0%
Philip Morris International, Inc.	766,592	$74,551,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.6%
Duke Energy Corp.	422,143	$40,724,135
Exelon Corp.	821,593	34,416,531
National Grid PLC	1,516,222	20,580,659
PG&E Corp. (a)	3,023,195	48,885,063
Southern Co.	811,963	56,496,386
		$201,102,774
Total Common Stocks (Identified Cost, $2,797,548,670)		$4,374,163,839
Bonds – 39.8%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$2,798,052
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,566,000	1,530,199
Raytheon Technologies Corp., 4.125%, 11/16/2028	4,900,000	4,829,521
		$9,157,772
Asset-Backed & Securitized – 5.3%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.458% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)	$6,082,500	$5,893,546
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 6.342% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	7,806,564	7,616,193
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 6.342% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	3,610,000	3,577,373
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 6.006% (LIBOR - 1mo. + 1.2%), 12/15/2035 (n)	6,771,500	6,574,043
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.284% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,950,000	1,878,338
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.284% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	5,818,000	5,452,973
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.658% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	15,956,517
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.073% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	9,926,725
AREIT 2022-CRE6 Trust, “B”, FLR, 6.409% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	10,151,500	9,645,915
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.43% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,076,622	1,370,046
BDS 2019-FL4 Ltd., “A”, FLR, 5.808% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	136,322	136,027
Brazos Securitization LLC, 5.243%, 3/01/2041 (n)	5,403,000	5,562,016
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.984% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	17,122,500	16,548,074
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.734% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	2,794,000	2,662,408

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.608% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	$5,979,000	$5,754,297
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	3,096,458	2,895,189
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.984% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	16,816,500	16,182,279
CHCP 2021-FL1 Ltd., “AS”, FLR, 6.074% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	7,049,000	6,722,065
Columbia Cent CLO 28 Ltd., “A-2-R”, 6.534%, 11/07/2030 (n)	11,264,069	10,778,655
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,699,634
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,251,908
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	10,626,297
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	3,623,000	3,379,435
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,295,199
Cutwater 2015-1A Ltd., “AR”, FLR, 6.012% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	3,761,591	3,743,107
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 5.692% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	7,466,687	7,398,269
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.812% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,509,958
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	204,799	201,211
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,236,427
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	12,713,967
LCCM 2021-FL2 Trust, “B”, FLR, 6.584% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	8,231,500	7,954,263
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.434% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	16,915,500	16,277,500
MF1 2020-FL4 Ltd., “A”, FLR, 6.473% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	3,518,259	3,510,562
MF1 2021-FL5 Ltd., “AS”, FLR, 5.974% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	17,497,000	16,899,093
MF1 2022-FL8 Ltd., “B”, FLR, 6.51% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	7,054,016
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.452% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	12,682,806	12,337,643

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	$4,195,516	$3,883,487
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 6.142% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	5,618,950	5,457,017
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 5.952% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	5,725,000	5,575,286
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.565% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,678,518	16,101,291
PFP III 2021-7 Ltd., “AS”, FLR, 5.834% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	12,525,375	12,174,664
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 5.845% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	6,337,170	6,124,659
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.645% (LIBOR - 1mo. + 1.8%), 11/25/2036 (n)	3,695,000	3,543,453
Residential Funding Mortgage Securities, Inc., FGIC, 4.156%, 12/25/2035	140,906	140,333
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	2,925,052	2,917,189
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 6.358% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	16,336,910
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.909% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	16,676,500	16,341,536
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	7,967,000	7,951,307
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.242% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	6,439,259	6,120,541
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,186,970
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	17,841,000	17,809,734
		$406,885,545
Automotive – 0.4%
General Motors Co., 6.75%, 4/01/2046	$2,545,000	$2,573,336
Hyundai Capital America, 2.65%, 2/10/2025 (n)	2,611,000	2,489,474
Lear Corp., 4.25%, 5/15/2029	2,163,000	2,045,950
Magna International, Inc., 2.45%, 6/15/2030	6,114,000	5,187,759
Stellantis N.V., 2.691%, 9/15/2031 (n)	10,166,000	8,210,390
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,232,000	11,819,285
		$32,326,194

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.3%
Walt Disney Co., 3.5%, 5/13/2040	$16,235,000	$13,800,651
Warnermedia Holdings, Inc., 5.05%, 3/15/2042 (n)	6,397,000	5,350,671
Warnermedia Holdings, Inc., 5.141%, 3/15/2052 (n)	5,588,000	4,527,584
		$23,678,906
Brokerage & Asset Managers – 0.2%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$6,958,000	$5,857,662
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	3,038,000	2,998,927
Raymond James Financial, Inc., 4.95%, 7/15/2046	5,992,000	5,439,746
		$14,296,335
Building – 0.2%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$622,000	$528,307
Masco Corp., 2%, 2/15/2031	12,460,000	9,972,978
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,138,690
		$11,639,975
Business Services – 0.7%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$8,699,551
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,120,187
Equinix, Inc., 2.5%, 5/15/2031	7,470,000	6,150,936
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,011,000	3,805,848
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,110,701
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	5,729,671
Global Payments, Inc., 2.9%, 11/15/2031	8,226,000	6,736,579
RELX Capital, Inc., 3%, 5/22/2030	2,015,000	1,800,209
Verisk Analytics, Inc., 4.125%, 3/15/2029	5,997,000	5,733,958
Verisk Analytics, Inc., 5.75%, 4/01/2033	5,062,000	5,313,867
		$51,201,507
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$3,413,000	$3,400,085
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	4,668,575
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,146,817
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,724,000	4,638,929
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,412,264
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	7,461,950
		$24,728,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,666,000	$3,789,975
Sherwin-Williams Co., 2.3%, 5/15/2030	4,950,000	4,200,481
		$7,990,456
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$4,603,000	$4,591,342
Oracle Corp., 6.15%, 11/09/2029	3,286,000	3,500,010
Oracle Corp., 4.9%, 2/06/2033	2,585,000	2,531,922
Roper Technologies, Inc., 4.2%, 9/15/2028	2,076,000	2,041,020
Roper Technologies, Inc., 2.95%, 9/15/2029	1,310,000	1,176,263
Roper Technologies, Inc., 2%, 6/30/2030	4,196,000	3,456,285
		$17,296,842
Conglomerates – 0.2%
Carrier Global Corp., 3.377%, 4/05/2040	$10,528,000	$8,368,774
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	966,000	951,751
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	2,623,000	2,503,998
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	6,723,000	6,593,260
		$18,417,783
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$6,157,000	$5,680,241
Kenvue, Inc., 4.9%, 3/22/2033 (n)	6,949,000	7,179,544
		$12,859,785
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$4,590,078
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,575,000	$7,981,722
Electronics – 0.4%
Broadcom, Inc., 4.15%, 11/15/2030	$1,641,000	$1,521,881
Broadcom, Inc., 4.3%, 11/15/2032	4,290,000	3,952,556
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,891,000	3,195,608
Broadcom, Inc., 3.187%, 11/15/2036 (n)	7,412,000	5,616,944
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,223,000	2,021,563
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	7,167,000	5,924,950
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	6,143,000	4,475,528
		$26,709,030
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$11,935,046
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,449,999
		$23,385,045

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,093,000	$1,080,581
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	13,587,000	12,197,224
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	7,100,882
Air Lease Corp., 2.2%, 1/15/2027	4,561,000	4,039,825
Air Lease Corp., 2.875%, 1/15/2032	5,987,000	4,945,358
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,248,000	2,109,292
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	6,296,090
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	4,965,657
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,057,000	2,037,769
		$44,772,678
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$9,558,000	$12,222,102
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	2,398,000	2,277,114
Constellation Brands, Inc., 3.5%, 5/09/2027	5,197,000	4,997,225
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,353,428
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	986,000	899,759
		$27,749,628
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$4,784,108
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,235,022
Marriott International, Inc., 4%, 4/15/2028	5,286,000	5,105,053
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,520,315
Marriott International, Inc., 2.85%, 4/15/2031	23,000	19,592
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,248,760
		$22,912,850
Insurance – 0.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$7,310,169
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	11,118,000	9,620,847
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	15,225,000	14,178,980
		$31,109,996
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$6,169,000	$5,803,920
Humana, Inc., 5.875%, 3/01/2033	5,855,000	6,300,264
		$12,104,184

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.4%
Aon Corp., 4.5%, 12/15/2028	$6,955,000	$6,815,007
Aon Corp., 3.75%, 5/02/2029	6,488,000	6,200,130
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	1,057,000	886,862
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	6,304,216
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	10,369,000	10,191,157
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	2,318,443
		$32,715,815
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$10,029,000	$9,852,076
CNH Industrial Capital LLC, 4.2%, 1/15/2024	5,288,000	5,230,018
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,344,084
		$16,426,178
Major Banks – 2.8%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$4,937,000	$4,748,097
Bank of America Corp., 3.5%, 4/19/2026	8,221,000	7,902,169
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	11,722,000	9,580,543
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,616,000	2,899,451
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	6,939,000	7,669,732
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	4,948,700
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	12,356,000	10,527,243
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,877,000	2,438,067
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	7,588,000	7,534,967
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	10,872,000	9,329,770
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	9,008,000	7,313,454
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,072,000	2,284,151
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	988,482
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	12,711,000	12,153,673
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	2,910,000	2,540,340
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,546,000	1,336,380

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	$15,046,000	$12,474,560
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,837,000	4,990,929
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,872,000	6,012,772
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	2,847,000	2,330,129
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,207,000	7,593,573
Morgan Stanley, 3.875%, 4/29/2024	2,290,000	2,261,593
Morgan Stanley, 4%, 7/23/2025	2,685,000	2,628,183
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	16,655,701
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	8,702,895
Royal Bank of Canada, 1.15%, 6/10/2025	8,937,000	8,223,294
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,121,000	1,070,920
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,106,000	14,711,257
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	16,195,531
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	17,236,000	14,939,309
		$212,985,865
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$8,859,459
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	813,376
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	5,038,280
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,188,279
HCA, Inc., 4.125%, 6/15/2029	5,801,000	5,433,992
HCA, Inc., 5.125%, 6/15/2039	5,707,000	5,334,482
HCA, Inc., 4.375%, 3/15/2042 (n)	4,148,000	3,486,404
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	3,373,000	3,009,669
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	396,291
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	3,240,552
		$36,800,784
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$4,509,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,507,312
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,284,839
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	12,347,335
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	3,717,000	3,703,606
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,560,707
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	1,926,903
		$28,330,702
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$5,846,000	$5,380,997
Enbridge, Inc., 2.5%, 1/15/2025	3,055,000	2,927,379
Energy Transfer LP, 5.75%, 2/15/2033	7,608,000	7,791,961
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	4,439,000	4,393,498
ONEOK, Inc., 4.95%, 7/13/2047	7,267,000	6,089,159
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	5,429,587
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,606,098
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,536,086
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,222,239
Targa Resources Corp., 6.125%, 3/15/2033	7,772,000	8,048,020
		$46,425,024
Mortgage-Backed – 12.6%
Fannie Mae, 2.73%, 4/01/2023	$559,844	$557,920
Fannie Mae, 2.62%, 5/01/2023	556,772	553,685
Fannie Mae, 5.25%, 8/01/2024	859,319	859,589
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	4,327,415	4,413,356
Fannie Mae, 4.54%, 7/01/2026	875,845	884,903
Fannie Mae, 3.95%, 1/01/2027	845,170	838,980
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	8,504,790	8,038,633
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,337,418	1,387,358
Fannie Mae, 2.5%, 11/01/2031	160,142	150,779
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	6,262,794	6,404,469
Fannie Mae, 3%, 2/25/2033 (i)	793,200	70,969
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	11,181,918	11,224,773
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	3,630,935	3,733,893
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	30,056,232	28,539,708
Fannie Mae, 3.25%, 5/25/2040	254,703	239,505
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	24,751,301	24,204,399
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	659,457	608,105
Fannie Mae, 4%, 7/25/2046 (i)	804,032	151,449
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 8/01/2052	134,999,087	117,265,937
Fannie Mae, UMBS, 2%, 4/01/2037 - 4/01/2052	87,971,175	75,264,401
Fannie Mae, UMBS, 3%, 12/01/2037 - 2/01/2053	54,739,062	49,359,132
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	12,121,363	9,539,930

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 3.5%, 5/01/2052	$2,113,339	$1,963,859
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 3/01/2053	5,332,301	5,244,578
Fannie Mae, UMBS, 4%, 11/01/2052	6,518,969	6,234,734
Fannie Mae, UMBS, 5.5%, 12/01/2052	517,599	522,804
Fannie Mae, UMBS, 6%, 2/01/2053	1,766,508	1,867,771
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	2,444,951	2,237,064
Freddie Mac, 3.06%, 7/25/2023	1,000,639	994,695
Freddie Mac, 3.458%, 8/25/2023	2,329,313	2,312,874
Freddie Mac, 0.903%, 4/25/2024 (i)	7,440,420	53,152
Freddie Mac, 0.506%, 7/25/2024 (i)	40,823,000	280,430
Freddie Mac, 0.597%, 7/25/2024 (i)	11,468,886	61,215
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,727,309	1,738,098
Freddie Mac, 0.318%, 8/25/2024 (i)	44,106,000	291,871
Freddie Mac, 0.387%, 8/25/2024 (i)	71,866,960	386,529
Freddie Mac, 3.064%, 8/25/2024	2,226,765	2,174,230
Freddie Mac, 0.34%, 10/25/2024 (i)	52,202,396	202,681
Freddie Mac, 3.171%, 10/25/2024	3,005,000	2,929,779
Freddie Mac, 0.274%, 11/25/2024 (i)	44,690,000	181,339
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,572,523
Freddie Mac, 3.329%, 5/25/2025	4,623,000	4,508,420
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	16,082,066	15,283,895
Freddie Mac, 0.639%, 6/25/2027 (i)	39,273,000	1,005,738
Freddie Mac, 0.748%, 6/25/2027 (i)	12,464,801	324,357
Freddie Mac, 0.574%, 7/25/2027 (i)	33,329,808	689,190
Freddie Mac, 0.328%, 8/25/2027 (i)	27,934,000	403,825
Freddie Mac, 0.423%, 8/25/2027 (i)	17,505,083	280,438
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	375,636
Freddie Mac, 0.196%, 11/25/2027 (i)	47,333,000	443,094
Freddie Mac, 0.286%, 11/25/2027 (i)	33,431,301	374,999
Freddie Mac, 0.326%, 11/25/2027 (i)	29,657,920	390,524
Freddie Mac, 0.246%, 12/25/2027 (i)	29,308,000	336,368
Freddie Mac, 0.29%, 12/25/2027 (i)	32,765,000	438,415
Freddie Mac, 0.368%, 12/25/2027 (i)	51,021,799	752,429
Freddie Mac, 1.091%, 7/25/2029 (i)	854,361	47,743
Freddie Mac, 1.143%, 8/25/2029 (i)	13,334,317	783,428
Freddie Mac, 1.8%, 4/25/2030 (i)	2,500,000	263,622
Freddie Mac, 1.868%, 4/25/2030 (i)	7,819,828	833,750
Freddie Mac, 1.665%, 5/25/2030 (i)	4,048,749	396,936
Freddie Mac, 1.797%, 5/25/2030 (i)	8,995,049	948,786
Freddie Mac, 1.342%, 6/25/2030 (i)	3,687,431	297,349
Freddie Mac, 1.599%, 8/25/2030 (i)	3,331,192	321,687
Freddie Mac, 1.169%, 9/25/2030 (i)	2,196,896	158,084
Freddie Mac, 1.081%, 11/25/2030 (i)	4,320,889	291,793

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.329%, 1/25/2031 (i)	$17,095,745	$336,731
Freddie Mac, 0.781%, 1/25/2031 (i)	6,541,106	332,703
Freddie Mac, 0.936%, 1/25/2031 (i)	4,767,487	285,393
Freddie Mac, 0.516%, 3/25/2031 (i)	13,852,296	444,455
Freddie Mac, 0.732%, 3/25/2031 (i)	5,934,811	286,994
Freddie Mac, 1.216%, 5/25/2031 (i)	2,518,959	201,080
Freddie Mac, 0.937%, 7/25/2031 (i)	4,010,843	255,037
Freddie Mac, 0.508%, 8/25/2031 (i)	5,125,997	176,621
Freddie Mac, 0.535%, 9/25/2031 (i)	16,898,337	638,052
Freddie Mac, 0.855%, 9/25/2031 (i)	5,075,984	295,331
Freddie Mac, 0.349%, 11/25/2031 (i)	25,136,487	641,011
Freddie Mac, 0.497%, 12/25/2031 (i)	23,600,379	830,240
Freddie Mac, 0.567%, 12/25/2031 (i)	40,016,231	1,580,333
Freddie Mac, 0.296%, 11/25/2032 (i)	24,373,768	497,834
Freddie Mac, 3%, 2/15/2033 (i)	937,504	56,950
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,461,874	1,513,948
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	2,265,478	2,312,534
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	1,343,920	1,379,686
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	549,216	568,019
Freddie Mac, 5.5%, 2/15/2036 (i)	152,047	24,402
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	5,248,349	5,137,494
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	23,272,615	21,455,590
Freddie Mac, 4.5%, 12/15/2040 (i)	115,033	9,953
Freddie Mac, 4%, 8/15/2044 (i)	160,802	17,804
Freddie Mac, UMBS, 5%, 7/01/2035 - 8/01/2052	728,719	733,150
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	110,449	112,923
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 5/01/2052	48,708,468	42,799,959
Freddie Mac, UMBS, 2%, 7/01/2037 - 5/01/2052	125,287,310	105,001,448
Freddie Mac, UMBS, 3%, 12/01/2037 - 7/01/2052	11,339,327	10,302,462
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 9/01/2052	18,819,170	17,548,687
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	10,646,111	10,273,643
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,730,041	1,368,730
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 1/01/2053	6,818,088	6,680,849
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 3/01/2053	25,205,977	25,459,420
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,323,457	1,383,381
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	1,056,473	1,087,628
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	40,957,234	40,396,131
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	353,703	365,681
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	16,535,747	15,987,264
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	7,735,998	7,400,751
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	35,348,305	32,433,556
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	25,746,868	22,662,214
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	24,971,993	21,212,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 0.586%, 2/16/2059 (i)	$6,941,016	$237,524
Ginnie Mae, TBA, 5.5%, 5/15/2048 - 4/20/2053	19,300,000	19,508,758
Ginnie Mae, TBA, 5%, 5/15/2052 - 4/20/2053	35,050,000	35,090,978
Ginnie Mae, TBA, 3%, 4/15/2053	2,975,000	2,709,789
Ginnie Mae, TBA, 2.5%, 4/20/2053	26,775,000	23,562,000
Ginnie Mae, TBA, 3.5%, 4/20/2053	22,500,000	21,092,871
Ginnie Mae, TBA, 6%, 4/20/2053	5,875,000	5,984,468
UMBS, TBA, 4%, 4/13/2053	10,125,000	9,683,652
UMBS, TBA, 5%, 4/13/2053	2,800,000	2,792,563
UMBS, TBA, 2%, 4/25/2053	18,850,000	15,582,394
UMBS, TBA, 3%, 4/25/2053	3,925,000	3,521,744
UMBS, TBA, 4.5%, 4/25/2053	7,725,000	7,568,923
UMBS, TBA, 6%, 4/25/2053	4,675,000	4,771,604
		$962,088,284
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$8,500,000	$9,278,018
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	7,375,189
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	4,514,000	3,827,993
		$20,481,200
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,979,000	$3,536,044
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	2,009,958
		$5,546,002
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$8,334,000	$8,163,775
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	777,000	753,373
		$8,917,148
Network & Telecom – 0.3%
AT&T, Inc., 2.75%, 6/01/2031	$6,826,000	$5,882,823
AT&T, Inc., 3.65%, 9/15/2059	5,210,000	3,723,037
Verizon Communications, Inc., 3.15%, 3/22/2030	3,413,000	3,108,930
Verizon Communications, Inc., 2.55%, 3/21/2031	4,203,000	3,580,498
Verizon Communications, Inc., 4.272%, 1/15/2036	4,812,000	4,463,744
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	5,757,727
		$26,516,759

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,845,000	$2,451,199
Phillips 66 Co., 2.15%, 12/15/2030	9,976,000	8,232,361
Valero Energy Corp., 6.625%, 6/15/2037	6,797,000	7,433,901
		$18,117,461
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$19,423,000	$17,648,789
Northern Trust Corp., 6.125%, 11/02/2032	9,142,000	9,746,488
		$27,395,277
Pollution Control – 0.0%
Republic Services, Inc., 1.45%, 2/15/2031	$2,765,000	$2,199,348
Real Estate - Office – 0.0%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$4,222,000	$3,009,812
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$518,912
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	4,848,919
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,594,000	1,404,129
		$6,771,960
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$5,094,365
Best Buy Co., Inc., 4.45%, 10/01/2028	5,549,000	5,480,551
		$10,574,916
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$9,067,000	$7,530,550
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3%, 6/15/2023	$2,324,000	$2,311,080
American Tower Corp., REIT, 3.6%, 1/15/2028	2,895,000	2,716,120
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	2,267,000	2,088,743
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	7,941,000	7,532,881
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	17,162,000	15,402,042
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,494,129
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	6,290,457
Vodafone Group PLC, 5.625%, 2/10/2053	2,616,000	2,583,411
		$44,418,863

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.4%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$13,867,000	$13,180,664
Philip Morris International, Inc., 5.125%, 11/17/2027	3,015,000	3,085,277
Philip Morris International, Inc., 5.625%, 11/17/2029	1,299,000	1,357,280
Philip Morris International, Inc., 5.125%, 2/15/2030	4,902,000	4,964,897
Philip Morris International, Inc., 5.75%, 11/17/2032	5,756,000	6,040,397
		$28,628,515
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,241,000	$6,194,427
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$6,565	$6,537
Small Business Administration, 4.77%, 4/01/2024	35,599	35,207
Small Business Administration, 5.18%, 5/01/2024	73,302	72,667
Small Business Administration, 5.52%, 6/01/2024	32,320	32,292
Small Business Administration, 4.99%, 9/01/2024	65,088	63,932
Small Business Administration, 4.95%, 3/01/2025	84,615	84,726
		$295,361
U.S. Treasury Obligations – 7.3%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,140,000	$5,077,758
U.S. Treasury Bonds, 1.375%, 11/15/2040	15,000,000	10,331,836
U.S. Treasury Bonds, 1.75%, 8/15/2041	28,989,000	20,989,848
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,700,000	7,800,164
U.S. Treasury Bonds, 4%, 11/15/2042	6,650,000	6,830,797
U.S. Treasury Bonds, 2.875%, 5/15/2043	36,361,000	31,416,756
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	187,075
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	12,056,196
U.S. Treasury Bonds, 2.375%, 11/15/2049	151,800,000	117,259,571
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	6,138,651
U.S. Treasury Bonds, 2.25%, 2/15/2052	25,958,400	19,357,260
U.S. Treasury Notes, 1.375%, 1/31/2025 (f)	83,100,000	79,084,582
U.S. Treasury Notes, 0.375%, 11/30/2025	193,700,000	176,690,719
U.S. Treasury Notes, 2.5%, 3/31/2027	50,000,000	47,753,906
U.S. Treasury Notes, 2.75%, 4/30/2027	15,067,600	14,521,988
		$555,497,107
Utilities - Electric Power – 1.1%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,413,000	$4,695,119
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,738,000	1,463,289
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	13,849,000	14,224,393
Duke Energy Corp., 2.65%, 9/01/2026	1,236,000	1,156,016
Duke Energy Corp., 4.5%, 8/15/2032	10,428,000	10,081,780
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,584,000	5,220,059

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	$2,896,000	$2,992,935
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	1,879,885
Evergy, Inc., 2.9%, 9/15/2029	5,207,000	4,666,719
Exelon Corp., 4.05%, 4/15/2030	5,246,000	5,004,852
FirstEnergy Corp., 3.4%, 3/01/2050	3,479,000	2,385,801
Georgia Power Co., 3.7%, 1/30/2050	482,000	373,997
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	4,064,009
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,473,906
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,548,000	3,763,448
Pacific Gas & Electric Co., 2.1%, 8/01/2027	1,561,000	1,361,334
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	3,996,193
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,796,000	5,505,650
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,130,658
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,850,363
		$80,290,406
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,679,000	$3,004,738
Total Bonds (Identified Cost, $3,309,363,255)		$3,027,467,101
Convertible Preferred Stocks – 0.8%
Automotive – 0.2%
Aptiv PLC, 5.5%	122,000	$14,974,280
Medical Equipment – 0.3%
Boston Scientific Corp., 5.5%	214,080	$25,912,243
Telecommunications - Wireless – 0.3%
T-Mobile USA, Inc., 5.25% (a)	16,855	$19,642,824
Total Convertible Preferred Stocks (Identified Cost, $50,225,525)		$60,529,347
Preferred Stocks – 0.8%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	436,885	$18,243,597
Consumer Products – 0.6%
Henkel AG & Co. KGaA	534,181	$41,745,748
Total Preferred Stocks (Identified Cost, $61,874,919)		$59,989,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $189,848,645)	189,849,677	$189,887,647

Other Assets, Less Liabilities – (1.3)%		(98,910,106)
Net Assets – 100.0%		$7,613,127,173

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $189,887,647 and $7,522,149,632, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $589,500,868, representing 7.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	170	$35,097,031	June – 2023	$358,500
U.S. Treasury Note 5 yr	Long	USD	2,040	223,395,939	June – 2023	4,388,760

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Ultra Bond	Long	USD	515	$72,679,375	June – 2023	$2,801,839
						$7,549,099
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	916	$110,964,813	June – 2023	$(3,709,473)
At March 31, 2023, the fund had liquid securities with an aggregate value of $5,439,803 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $6,219,012,369)	$7,522,149,632
Investments in affiliated issuers, at value (identified cost, $189,848,645)	189,887,647
Cash	5,252
Restricted cash for MBS/TBA	269,253
Receivables for
Net daily variation margin on open futures contracts	677,189
Investments sold	29,968,398
TBA sale commitments	40,211,588
Fund shares sold	7,249,790
Interest and dividends	26,651,277
Other assets	56,463
Total assets	$7,817,126,489
Liabilities
Payables for
Distributions	$871,626
TBA purchase commitments	191,518,441
Fund shares reacquired	9,390,131
Payable to affiliates
Investment adviser	143,938
Administrative services fee	3,537
Shareholder servicing costs	1,635,744
Distribution and service fees	85,684
Payable for independent Trustees' compensation	19,258
Accrued expenses and other liabilities	330,957
Total liabilities	$203,999,316
Net assets	$7,613,127,173
Net assets consist of
Paid-in capital	$6,248,277,496
Total distributable earnings (loss)	1,364,849,677
Net assets	$7,613,127,173
Shares of beneficial interest outstanding	410,503,463

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,775,393,513	257,616,225	$18.54
Class B	42,354,636	2,277,173	18.60
Class C	313,883,228	16,770,032	18.72
Class I	945,902,781	51,045,451	18.53
Class R1	7,764,585	419,410	18.51
Class R2	90,016,499	4,834,484	18.62
Class R3	229,125,519	12,347,466	18.56
Class R4	220,094,227	11,857,361	18.56
Class R6	988,592,185	53,335,861	18.54

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.67 [100 / 94.25 x $18.54]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 3/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$52,400,134
Dividends	51,731,976
Dividends from affiliated issuers	2,722,228
Other	363,971
Income on securities loaned	5,280
Foreign taxes withheld	(462,044)
Total investment income	$106,761,545
Expenses
Management fee	$13,217,396
Distribution and service fees	8,405,887
Shareholder servicing costs	3,350,322
Administrative services fee	319,000
Independent Trustees' compensation	59,242
Custodian fee	147,419
Shareholder communications	126,235
Audit and tax fees	46,084
Legal fees	17,909
Miscellaneous	191,459
Total expenses	$25,880,953
Fees paid indirectly	(12,364)
Reduction of expenses by distributor	(12,513)
Net expenses	$25,856,076
Net investment income (loss)	$80,905,469

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$129,175,324
Affiliated issuers	4,118
Futures contracts	(14,917,684)
Foreign currency	27,336
Net realized gain (loss)	$114,289,094
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$450,111,113
Affiliated issuers	13,921
Futures contracts	13,362,395
Translation of assets and liabilities in foreign currencies	123,627
Net unrealized gain (loss)	$463,611,056
Net realized and unrealized gain (loss)	$577,900,150
Change in net assets from operations	$658,805,619
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22
Change in net assets
From operations
Net investment income (loss)	$80,905,469	$127,213,031
Net realized gain (loss)	114,289,094	287,614,613
Net unrealized gain (loss)	463,611,056	(1,451,061,819)
Change in net assets from operations	$658,805,619	$(1,036,234,175)
Total distributions to shareholders	$(352,867,106)	$(682,742,351)
Change in net assets from fund share transactions	$173,732,043	$365,177,591
Total change in net assets	$479,670,556	$(1,353,798,935)
Net assets
At beginning of period	7,133,456,617	8,487,255,552
At end of period	$7,613,127,173	$7,133,456,617
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$17.77	$22.04	$19.78	$19.42	$19.09	$19.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.31	$0.28	$0.36	$0.41	$0.37
Net realized and unrealized gain (loss)	1.45	(2.83)	3.36	0.63	0.78	0.53
Total from investment operations	$1.65	$(2.52)	$3.64	$0.99	$1.19	$0.90
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.26)	$(0.33)	$(0.37)	$(0.39)	$(0.38)
From net realized gain	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)
Total distributions declared to shareholders	$(0.88)	$(1.75)	$(1.38)	$(0.63)	$(0.86)	$(1.10)
Net asset value, end of period (x)	$18.54	$17.77	$22.04	$19.78	$19.42	$19.09
Total return (%) (r)(s)(t)(x)	9.29(n)	(12.61)	19.02	5.21	6.73	4.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.72	0.73	0.73	0.73
Expenses after expense reductions (f)	0.72(a)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	2.09(a)	1.52	1.32	1.87	2.20	1.95
Portfolio turnover	22(n)	88	112	92	39	33
Net assets at end of period (000 omitted)	$4,775,394	$4,462,807	$5,207,735	$4,476,559	$4,666,095	$4,838,039
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$17.83	$22.10	$19.82	$19.45	$19.12	$19.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.15	$0.12	$0.22	$0.27	$0.23
Net realized and unrealized gain (loss)	1.46	(2.82)	3.38	0.63	0.77	0.53
Total from investment operations	$1.58	$(2.67)	$3.50	$0.85	$1.04	$0.76
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.11)	$(0.17)	$(0.22)	$(0.24)	$(0.23)
From net realized gain	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)
Total distributions declared to shareholders	$(0.81)	$(1.60)	$(1.22)	$(0.48)	$(0.71)	$(0.95)
Net asset value, end of period (x)	$18.60	$17.83	$22.10	$19.82	$19.45	$19.12
Total return (%) (r)(s)(t)(x)	8.84(n)	(13.25)	18.16	4.44	5.90	3.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.48	1.48	1.48
Expenses after expense reductions (f)	1.47(a)	1.47	1.47	1.48	1.47	1.48
Net investment income (loss)	1.33(a)	0.73	0.57	1.12	1.44	1.19
Portfolio turnover	22(n)	88	112	92	39	33
Net assets at end of period (000 omitted)	$42,355	$48,449	$80,923	$94,906	$124,982	$152,200
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$17.94	$22.23	$19.92	$19.55	$19.21	$19.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.16	$0.12	$0.22	$0.27	$0.23
Net realized and unrealized gain (loss)	1.46	(2.85)	3.41	0.63	0.78	0.53
Total from investment operations	$1.59	$(2.69)	$3.53	$0.85	$1.05	$0.76
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.11)	$(0.17)	$(0.22)	$(0.24)	$(0.23)
From net realized gain	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)
Total distributions declared to shareholders	$(0.81)	$(1.60)	$(1.22)	$(0.48)	$(0.71)	$(0.95)
Net asset value, end of period (x)	$18.72	$17.94	$22.23	$19.92	$19.55	$19.21
Total return (%) (r)(s)(t)(x)	8.84(n)	(13.26)	18.22	4.41	5.92	3.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.48	1.48	1.48
Expenses after expense reductions (f)	1.47(a)	1.47	1.47	1.48	1.48	1.48
Net investment income (loss)	1.33(a)	0.75	0.57	1.12	1.44	1.18
Portfolio turnover	22(n)	88	112	92	39	33
Net assets at end of period (000 omitted)	$313,883	$325,551	$450,129	$482,340	$602,145	$695,252
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$17.77	$22.04	$19.77	$19.41	$19.08	$19.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.36	$0.34	$0.41	$0.45	$0.42
Net realized and unrealized gain (loss)	1.45	(2.83)	3.37	0.63	0.78	0.52
Total from investment operations	$1.67	$(2.47)	$3.71	$1.04	$1.23	$0.94
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.31)	$(0.39)	$(0.42)	$(0.43)	$(0.42)
From net realized gain	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)
Total distributions declared to shareholders	$(0.91)	$(1.80)	$(1.44)	$(0.68)	$(0.90)	$(1.14)
Net asset value, end of period (x)	$18.53	$17.77	$22.04	$19.77	$19.41	$19.08
Total return (%) (r)(s)(t)(x)	9.37(n)	(12.39)	19.38	5.47	6.99	4.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.47	0.47	0.48	0.48	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.34(a)	1.77	1.57	2.11	2.44	2.20
Portfolio turnover	22(n)	88	112	92	39	33
Net assets at end of period (000 omitted)	$945,903	$871,532	$1,008,628	$848,687	$663,464	$662,998
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$17.75	$22.02	$19.75	$19.39	$19.06	$19.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.16	$0.12	$0.22	$0.27	$0.23
Net realized and unrealized gain (loss)	1.45	(2.83)	3.37	0.63	0.77	0.52
Total from investment operations	$1.57	$(2.67)	$3.49	$0.85	$1.04	$0.75
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.11)	$(0.17)	$(0.23)	$(0.24)	$(0.23)
From net realized gain	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)
Total distributions declared to shareholders	$(0.81)	$(1.60)	$(1.22)	$(0.49)	$(0.71)	$(0.95)
Net asset value, end of period (x)	$18.51	$17.75	$22.02	$19.75	$19.39	$19.06
Total return (%) (r)(s)(t)(x)	8.83(n)	(13.28)	18.20	4.42	5.93	3.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.47	1.48	1.48	1.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	1.33(a)	0.76	0.57	1.12	1.44	1.19
Portfolio turnover	22(n)	88	112	92	39	33
Net assets at end of period (000 omitted)	$7,765	$8,391	$10,420	$9,119	$10,508	$12,068
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$17.85	$22.13	$19.85	$19.48	$19.15	$19.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.26	$0.23	$0.31	$0.36	$0.32
Net realized and unrealized gain (loss)	1.46	(2.84)	3.38	0.64	0.78	0.54
Total from investment operations	$1.63	$(2.58)	$3.61	$0.95	$1.14	$0.86
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.21)	$(0.28)	$(0.32)	$(0.34)	$(0.33)
From net realized gain	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)
Total distributions declared to shareholders	$(0.86)	$(1.70)	$(1.33)	$(0.58)	$(0.81)	$(1.05)
Net asset value, end of period (x)	$18.62	$17.85	$22.13	$19.85	$19.48	$19.15
Total return (%) (r)(s)(t)(x)	9.11(n)	(12.83)	18.75	4.97	6.43	4.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97(a)	0.97	0.97	0.98	0.98	0.98
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	0.98	0.98
Net investment income (loss)	1.84(a)	1.26	1.07	1.62	1.94	1.69
Portfolio turnover	22(n)	88	112	92	39	33
Net assets at end of period (000 omitted)	$90,016	$88,487	$118,257	$125,160	$165,893	$194,859
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$17.79	$22.06	$19.79	$19.43	$19.10	$19.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.31	$0.28	$0.36	$0.41	$0.37
Net realized and unrealized gain (loss)	1.45	(2.83)	3.37	0.63	0.78	0.53
Total from investment operations	$1.65	$(2.52)	$3.65	$0.99	$1.19	$0.90
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.26)	$(0.33)	$(0.37)	$(0.39)	$(0.38)
From net realized gain	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)
Total distributions declared to shareholders	$(0.88)	$(1.75)	$(1.38)	$(0.63)	$(0.86)	$(1.10)
Net asset value, end of period (x)	$18.56	$17.79	$22.06	$19.79	$19.43	$19.10
Total return (%) (r)(s)(t)(x)	9.28(n)	(12.60)	19.05	5.20	6.71	4.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.72	0.73	0.73	0.73
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	0.73
Net investment income (loss)	2.09(a)	1.51	1.32	1.86	2.19	1.94
Portfolio turnover	22(n)	88	112	92	39	33
Net assets at end of period (000 omitted)	$229,126	$222,265	$294,584	$284,813	$290,210	$325,625
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$17.80	$22.07	$19.80	$19.44	$19.11	$19.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.36	$0.34	$0.41	$0.46	$0.42
Net realized and unrealized gain (loss)	1.45	(2.83)	3.37	0.63	0.77	0.52
Total from investment operations	$1.67	$(2.47)	$3.71	$1.04	$1.23	$0.94
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.31)	$(0.39)	$(0.42)	$(0.43)	$(0.42)
From net realized gain	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)
Total distributions declared to shareholders	$(0.91)	$(1.80)	$(1.44)	$(0.68)	$(0.90)	$(1.14)
Net asset value, end of period (x)	$18.56	$17.80	$22.07	$19.80	$19.44	$19.11
Total return (%) (r)(s)(t)(x)	9.35(n)	(12.37)	19.35	5.47	6.98	4.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.47	0.47	0.48	0.48	0.48
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.34(a)	1.77	1.57	2.11	2.45	2.19
Portfolio turnover	22(n)	88	112	92	39	33
Net assets at end of period (000 omitted)	$220,094	$203,954	$252,366	$251,641	$236,165	$249,073
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$17.77	$22.04	$19.77	$19.42	$19.09	$19.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.38	$0.35	$0.42	$0.47	$0.44
Net realized and unrealized gain (loss)	1.45	(2.83)	3.37	0.63	0.78	0.52
Total from investment operations	$1.68	$(2.45)	$3.72	$1.05	$1.25	$0.96
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.33)	$(0.40)	$(0.44)	$(0.45)	$(0.44)
From net realized gain	(0.65)	(1.49)	(1.05)	(0.26)	(0.47)	(0.72)
Total distributions declared to shareholders	$(0.91)	$(1.82)	$(1.45)	$(0.70)	$(0.92)	$(1.16)
Net asset value, end of period (x)	$18.54	$17.77	$22.04	$19.77	$19.42	$19.09
Total return (%) (r)(s)(t)(x)	9.46(n)	(12.32)	19.47	5.50	7.07	5.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39(a)	0.39	0.39	0.40	0.40	0.40
Expenses after expense reductions (f)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss)	2.42(a)	1.85	1.65	2.19	2.52	2.29
Portfolio turnover	22(n)	88	112	92	39	33
Net assets at end of period (000 omitted)	$988,592	$902,020	$1,023,815	$895,481	$753,666	$632,943

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires

Notes to Financial Statements (unaudited) - continued
judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,180,283,719	$19,642,824	$—	$4,199,926,543
Germany	93,349,308	—	—	93,349,308
United Kingdom	15,103,103	39,160,223	—	54,263,326
Switzerland	—	42,748,668	—	42,748,668
Canada	35,140,716	—	—	35,140,716
Taiwan	29,035,728	—	—	29,035,728
France	21,974,645	—	—	21,974,645
South Korea	—	18,243,597	—	18,243,597
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	555,792,468	—	555,792,468
Municipal Bonds	—	20,481,200	—	20,481,200
U.S. Corporate Bonds	—	783,461,080	—	783,461,080
Residential Mortgage-Backed Securities	—	962,429,828	—	962,429,828
Commercial Mortgage-Backed Securities	—	129,100,972	—	129,100,972
Asset-Backed Securities (including CDOs)	—	277,443,029	—	277,443,029
Foreign Bonds	—	298,758,524	—	298,758,524
Mutual Funds	189,887,647	—	—	189,887,647
Total	$4,564,774,866	$3,147,262,413	$—	$7,712,037,279
Other Financial Instruments
Futures Contracts – Assets	$7,549,099	$—	$—	$7,549,099
Futures Contracts – Liabilities	(3,709,473)	—	—	(3,709,473)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at March 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$7,549,099	$(3,709,473)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(14,917,684)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended March 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$13,362,395
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk

Notes to Financial Statements (unaudited) - continued
whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) - continued
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/22
Ordinary income (including any short-term capital gains)	$136,491,411
Long-term capital gains	546,250,940
Total distributions	$682,742,351

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/23
Cost of investments	$6,441,810,122
Gross appreciation	1,653,551,031
Gross depreciation	(383,323,874)
Net unrealized appreciation (depreciation)	$1,270,227,157
As of 9/30/22
Undistributed ordinary income	30,315,410
Undistributed long-term capital gain	235,019,406
Other temporary differences	(13,794,202)
Net unrealized appreciation (depreciation)	807,370,550
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/23	Year ended 9/30/22
Class A	$220,278,361	$418,611,116
Class B	2,036,987	5,538,194
Class C	14,140,400	31,577,135
Class I	43,825,916	84,020,236
Class R1	374,371	729,791
Class R2	4,145,711	8,866,198
Class R3	10,862,234	21,993,557
Class R4	10,292,375	20,304,676
Class R6	46,910,751	88,095,200
Class 529A	—	2,584,106
Class 529B	—	43,713
Class 529C	—	378,429
Total	$352,867,106	$682,742,351

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $6.3 billion	0.35%
In excess of $6.3 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The management fee incurred for the six months ended March 31, 2023 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $140,694 for the six months ended March 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 5,941,512
Class B	0.75%	0.25%	1.00%	1.00%	237,333
Class C	0.75%	0.25%	1.00%	1.00%	1,662,636
Class R1	0.75%	0.25%	1.00%	1.00%	42,380
Class R2	0.25%	0.25%	0.50%	0.50%	231,095
Class R3	—	0.25%	0.25%	0.25%	290,931
Total Distribution and Service Fees					$8,405,887
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2023, this rebate amounted to $12,497, $14, and $2 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2023, were as follows:
Amount
Class A	$50,529
Class B	11,357
Class C	6,010
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2023, the fee was $551,458, which equated to 0.0145% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,798,864.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2023 was equivalent to an annual effective rate of 0.0084% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $749 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,266 at March 31, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

Notes to Financial Statements (unaudited) - continued
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2023, the fund engaged in purchase transactions pursuant to this policy, which amounted to $8,610,193.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2023, this reimbursement amounted to $28,884, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$1,082,803,501	$1,201,628,910
Non-U.S. Government securities	545,504,119	548,306,320
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,150,089	$302,599,980	33,466,090	$685,904,737
Class B	14,181	264,547	64,882	1,352,760
Class C	892,432	16,875,199	2,025,034	42,058,580
Class I	5,369,173	100,704,557	8,055,892	165,126,705
Class R1	8,932	166,418	65,465	1,324,712
Class R2	269,042	5,055,639	1,082,159	22,119,106
Class R3	851,490	15,893,625	1,890,128	38,458,674
Class R4	801,089	15,038,847	1,620,907	32,981,077
Class R6	5,013,775	94,064,577	10,669,076	220,675,812
Class 529A	—	—	434,771	8,989,314
Class 529B	—	—	1,403	30,325
Class 529C	—	—	13,616	288,833
	29,370,203	$550,663,389	59,389,423	$1,219,310,635

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	11,165,586	$208,821,756	18,694,354	$395,412,895
Class B	106,210	1,990,676	242,070	5,165,735
Class C	714,877	13,484,559	1,394,909	29,934,385
Class I	2,045,180	38,237,960	3,465,621	73,200,874
Class R1	20,060	374,371	34,376	729,791
Class R2	219,399	4,120,135	413,882	8,810,700
Class R3	580,176	10,862,234	1,038,015	21,991,573
Class R4	512,623	9,599,803	887,010	18,764,485
Class R6	2,341,994	43,811,447	3,882,876	81,967,596
Class 529A	—	—	120,661	2,564,548
Class 529B	—	—	2,039	43,713
Class 529C	—	—	17,529	377,330
	17,706,105	$331,302,941	30,193,342	$638,963,625
Shares reacquired
Class A	(20,803,654)	$(390,172,630)	(37,317,685)	$(760,718,025)
Class B	(560,671)	(10,499,861)	(1,251,172)	(25,461,990)
Class C	(2,987,560)	(56,411,704)	(5,522,629)	(112,793,492)
Class I	(5,422,052)	(101,588,758)	(8,240,538)	(167,418,678)
Class R1	(82,305)	(1,536,829)	(100,431)	(2,095,634)
Class R2	(611,664)	(11,568,237)	(1,882,649)	(38,756,685)
Class R3	(1,577,656)	(29,626,039)	(3,787,075)	(79,296,111)
Class R4	(917,276)	(17,221,426)	(2,482,485)	(50,562,583)
Class R6	(4,778,587)	(89,608,803)	(10,243,653)	(208,928,217)
Class 529A	—	—	(2,103,345)	(40,378,179)
Class 529B	—	—	(35,628)	(744,598)
Class 529C	—	—	(286,953)	(5,942,477)
	(37,741,425)	$(708,234,287)	(73,254,243)	$(1,493,096,669)

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Net change
Class A	6,512,021	$121,249,106	14,842,759	$320,599,607
Class B	(440,280)	(8,244,638)	(944,220)	(18,943,495)
Class C	(1,380,251)	(26,051,946)	(2,102,686)	(40,800,527)
Class I	1,992,301	37,353,759	3,280,975	70,908,901
Class R1	(53,313)	(996,040)	(590)	(41,131)
Class R2	(123,223)	(2,392,463)	(386,608)	(7,826,879)
Class R3	(145,990)	(2,870,180)	(858,932)	(18,845,864)
Class R4	396,436	7,417,224	25,432	1,182,979
Class R6	2,577,182	48,267,221	4,308,299	93,715,191
Class 529A	—	—	(1,547,913)	(28,824,317)
Class 529B	—	—	(32,186)	(670,560)
Class 529C	—	—	(255,808)	(5,276,314)
	9,334,883	$173,732,043	16,328,522	$365,177,591
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2023, the fund’s commitment fee and interest expense were $19,444 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$177,296,073	$601,953,254	$589,379,719	$4,118	$13,921	$189,887,647

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,722,228	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: May 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: May 15, 2023

* Print name and title of each signing officer under his or her signature.